                                                     Registration No. 2-89905-01


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                       FORM N-4

                     REGISTRATION STATEMENT UNDER THE SECURITIES
                                     ACT OF 1933                 /   /

                            Pre-Effective Amendment No. _        /   /

                           Post-Effective Amendment No. 18       / X /

                                        and/or

                     REGISTRATION STATEMENT UNDER THE INVESTMENT
                                 COMPANY ACT OF 1940             /   /

                                  Amendment No. ___                   /   /

                         (Check appropriate box or boxes.)

                            NML VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
                              (Exact Name of Registrant)

                    THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                                 (Name of Depositor)

720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN                       53202
----------------------------------------------------------------- --------------
            (Address of Depositor's Principal Executive Offices)    (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  ------------------------------

       JOHN M. BREMER, Executive Vice President, General Counsel and Secretary
                720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN  53202
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

               immediately upon filing pursuant to paragraph (b) of Rule 485
        -----
          X    on April 30, 1998 pursuant to paragraph (b) of Rule 485
        -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
        -----
               on (DATE) pursuant to paragraph (a)(1) of Rule 485
        -----
               this post-effective amendment designates a new effective date for
        -----  a previously filed post-effective amendment.

                            NML VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------

                                CROSS-REFERENCE SHEET

N-4, Part A                                  Heading in
Item                                         Prospectus
-----------                                  ----------

      1. . . . . . . . . . . . . . . . . .   Cover Page
      2. . . . . . . . . . . . . . . . . .   Index of Special Terms
      3. . . . . . . . . . . . . . . . . .   Right to Examine Deferred Contract,
                                             Penalty Tax on Premature Payments,
                                             Expense Table
      4. . . . . . . . . . . . . . . . . .   Accumulation Unit Values, Financial
                                             Statements
      5. . . . . . . . . . . . . . . . . .   The Company, NML Variable Annuity
                                             Account C, The Fund
      6. . . . . . . . . . . . . . . . . .   Deductions, Distribution of the
                                             Contracts
      7. . . . . . . . . . . . . . . . . .   The Contracts, Owners of the
                                             Contracts, Application of Purchase
                                             Payments, Transfers Between
                                             Divisions and Payment Plans,
                                             Substitution and Change
      8. . . . . . . . . . . . . . . . . .   Variable Payment Plans, Fixed
                                             Annuity Payment Plans, Description
                                             of Payment Plans, Amount of Annuity
                                             Payments, Annuity Unit Value,
                                             Assumed Investment Rate, Transfers
                                             Between Divisions and Payment Plans
      9. . . . . . . . . . . . . . . . . .   Not Applicable
     10. . . . . . . . . . . . . . . . . .   Amount and Frequency, Application
                                             of Purchase Payments, Net
                                             Investment Factor, Distribution of
                                             the Contracts
     11. . . . . . . . . . . . . . . . . .   Surrender or Withdrawal Value,
                                             Retirement Benefits, Deferment of
                                             Benefit Payments, Right to Examine
                                             Deferred Contract
     12. . . . . . . . . . . . . . . . . .   Federal Income Taxes
     13. . . . . . . . . . . . . . . . . .   Not Applicable
     14. . . . . . . . . . . . . . . . . .   Table of Contents for Statement of
                                             Additional Information


--------------------------------------------------------------------------------

N-4, Part B                                  Heading in Statement
Item                                         of Additional Information
-----------                                  -------------------------

     15. . . . . . . . . . . . . . . . . .   Cover Page
     16. . . . . . . . . . . . . . . . . .   Table of Contents
     17. . . . . . . . . . . . . . . . . .   General Information
     18. . . . . . . . . . . . . . . . . .   Experts
     19. . . . . . . . . . . . . . . . . .   Not Applicable
     20. . . . . . . . . . . . . . . . . .   Distribution of the Contracts
     21. . . . . . . . . . . . . . . . . .   Not Applicable
     22. . . . . . . . . . . . . . . . . .   Determination of Annuity Payments
     23. . . . . . . . . . . . . . . . . .   Financial Statements

April 30, 1998


[LETTERHEAD]
The Quiet Company-Registered Trademark-


          NML VARIABLE ANNUITY ACCOUNT C
               Group Combination Annuity Contracts for
               Retirement Plans of Self-Employed Persons and Their Employees




                          P R O S P E C T U S





                                                       (PHOTO)















NORTHWESTERN MUTUAL
SERIES FUND, INC.

THE NORTHWESTERN MUTUAL
LIFE INSURANCE COMPANY
720 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN 53202
(414) 271-1444

CONTENTS FOR THIS PROSPECTUS

                                                                        PAGE
                                                                        ----
PROSPECTUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1

  Group Combination Annuity Contracts
    NML Variable Annuity Account C . . . . . . . . . . . . . . . . . . . .1

INDEX OF SPECIAL TERMS . . . . . . . . . . . . . . . . . . . . . . . . . .2

  Penalty Tax on Premature Payments. . . . . . . . . . . . . . . . . . . .2

EXPENSE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2

ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . . .4

THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

NML VARIABLE ANNUITY
  ACCOUNT C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .7

THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .8

  Unallocated Group Annuity Contracts. . . . . . . . . . . . . . . . . . .8

  Purchase Payments Under the Contracts. . . . . . . . . . . . . . . . . .8

    Amount and Frequency . . . . . . . . . . . . . . . . . . . . . . . . .8

    Application of Purchase Payments . . . . . . . . . . . . . . . . . . .8

  Net Investment Factor. . . . . . . . . . . . . . . . . . . . . . . . . .8

  Benefits Provided Under the Contracts. . . . . . . . . . . . . . . . . .9

      Surrender or Withdrawal Value. . . . . . . . . . . . . . . . . . . .9

      Retirement Benefits. . . . . . . . . . . . . . . . . . . . . . . . .9

    Variable Payment Plans . . . . . . . . . . . . . . . . . . . . . . . .9


                                                                        PAGE
                                                                        ----

      Description of Payment Plans . . . . . . . . . . . . . . . . . . . .9

      Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . . 10

      Assumed Investment Rate. . . . . . . . . . . . . . . . . . . . . . 10

    Additional Information . . . . . . . . . . . . . . . . . . . . . . . 10

      Transfers Between Divisions and
       Payment Plans . . . . . . . . . . . . . . . . . . . . . . . . . . 10

      Owners of the Contracts. . . . . . . . . . . . . . . . . . . . . . 10

      Deferment of Benefit Payments. . . . . . . . . . . . . . . . . . . 10

      Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

      Substitution and Change. . . . . . . . . . . . . . . . . . . . . . 11

      Amendments and Termination . . . . . . . . . . . . . . . . . . . . 11

      Financial Statements . . . . . . . . . . . . . . . . . . . . . . . 11

FEDERAL INCOME TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . 11

  Taxation of Contract Benefits. . . . . . . . . . . . . . . . . . . . . 11

  Taxation of Northwestern Mutual Life . . . . . . . . . . . . . . . . . 12

DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

DISTRIBUTIONS OF THE
  CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

CONTRACTS ISSUED PRIOR TO
  JANUARY 1, 1992. . . . . . . . . . . . . . . . . . . . . . . . . . . . 13



THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON THE PAGE FOLLOWING PAGE 13 OF THIS PROSPECTUS.

P R O S P E C T U S


GROUP COMBINATION ANNUITY CONTRACTS
NML VARIABLE ANNUITY ACCOUNT C

This prospectus describes group combination annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") for use in connection with plans and trusts meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Such plans, which are popularly called "HR-10 Plans", afford certain federal income tax benefits to self-employed individuals and to employees and their beneficiaries.

The Contracts provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries ("Annuitants"). Funds may be accumulated on a variable or fixed or combination basis. Retirement benefits may be paid in a lump sum or under a variable or fixed annuity payment plan. Annuity benefits are described in individual certificates issued to Annuitants.

Variable accumulations and retirement benefits are funded through NML Variable Annuity Account C (the "Account"), a separate account of Northwestern Mutual Life. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions. The Account has nine Divisions. Contract Owners may direct how net considerations are allocated among the Divisions.

Assets of each Division of the Account are invested entirely in shares of a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The Fund is currently comprised of the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond and Money Market Portfolios. Variable accumulations and variable annuity payments will vary continuously to reflect the investment performance of the Division or Divisions selected.

Two versions of the Contracts are offered: front-load Contracts and simplified-load Contracts. (See "Expense Table", p. 2, and "Deductions", p. 12.)


This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. Additional information about the Contracts and the Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, Telephone Number (414) 271-1444. The table of contents for the Statement of Additional Information is shown on the inside front cover of this prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The Date of the Statement of Additional Information is April 30, 1998

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.

TERM                               PAGE   TERM                             PAGE
----                               ----   ----                             ----

ACCUMULATION UNIT. . . . . . . . . .8     ANNUITANT. . . . . . . . . . . . .10
ANNUITY (or ANNUITY PAYMENTS). . . 10     OWNER. . . . . . . . . . . . . . .10
NET INVESTMENT FACTOR. . . . . . . .8     PAYMENT PLANS. . . . . . . . . . . 9
SURRENDER OR WITHDRAWAL VALUE. . . .9

PENALTY TAX ON PREMATURE PAYMENTS Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits", p. 11.)

--------------------------------------------------------------------------------
EXPENSE TABLE

FRONT-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
---------------------------------------
Maximum Sales Load (as a percentage
of purchase payments). . . . . . . . . . . . .4.5%
Installation Fee . . . . . . . . . . . . . . .None


SIMPLIFIED-LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
---------------------------------------
Maximum Sales Load (as a percentage
of purchase payments). . . . . . . . . . . . .None
Installation Fee . . . . . . . . . . . . . . .$750


ANNUAL EXPENSES OF THE ACCOUNT
(AS A PERCENTAGE OF ASSETS)
---------------------------
Mortality Rate and Expense Guarantee
Charge . . . . . . . . . . . . . . . . . . . ..65%


ANNUAL EXPENSES OF THE ACCOUNT
(AS A PERCENTAGE OF ASSETS)
---------------------------
Mortality Rate and Expense Guarantee
Charge . . . . . . . . . . . . . . . . . . . 1.25%


ANNUAL EXPENSES OF THE PORTFOLIOS
(AS A PERCENTAGE OF THE ASSETS)
-------------------------------


                                                                             TOTAL ANNUAL
                           MANAGEMENT FEES   CUSTODY FEES   OTHER EXPENSES     EXPENSES
                           ---------------   ------------   --------------   ------------
Aggressive Growth Stock          .52%           .00%              .01%           .53%
International Equity             .67%           .08%              .02%           .77%
Growth Stock                     .47%           .00%              .02%           .49%
Growth and Income Stock          .59%           .00%              .01%           .60%
Index 500 Stock                  .20%           .00%              .01%           .21%
Balanced                         .30%           .00%              .00%           .30%
High Yield Bond                  .52%           .30%              .00%           .00%
Select Bond                      .03%           .00%              .55%           .30%
Money Market                     .30%           .00%              .00%           .30%


--------------------------------------------------------------------------------
EXAMPLE

The plan would pay the following expenses on each $1,000 investment, with a Front-Load Contract, assuming 5% annual return:


                                 1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                 ------         -------         -------        --------
Aggressive Growth  Stock          $56            $81              $107           $182
International Equity              $59            $88              $119           $208
Growth Stock                      $56            $80              $105           $177
Growth and Income Stock           $57            $83              $111           $189
Index 500 Stock                   $53            $71              $ 91           $146
Balanced                          $54            $74              $ 95           $156
High Yield Bond                   $57            $81              $108           $184
Select Bond                       $54            $74              $ 95           $156
Money Market                      $54            $74              $ 95           $156

The plan would pay the following expenses on each $1,000 investment, with a Simplified-Load Contract, assuming 5% annual return:


                                 1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                 ------         -------         -------        --------
Aggressive Growth  Stock          $48            $84              $124           $233
International Equity              $50            $91              $136           $258
Growth Stock                      $47            $83              $122           $229
Growth and Income Stock           $48            $86              $127           $240
Index 500 Stock                   $44            $75              $107           $199
Balanced                          $45            $77              $112           $209
High Yield Bond                   $48            $85              $125           $235
Select Bond                       $45            $77              $112           $209
Money Market                      $45            $77              $112           $209


NOTE: THE PURCHASE PAYMENTS FOR EITHER A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT MUST REACH A TOTAL MINIMUM AMOUNT OF $25,000 DURING THE FIRST CONTRACT YEAR. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 25 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OR A SIMPLIFIED-LOAD CONTRACT OF THIS MINIMUM SIZE.

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios borne by investors in the Contracts. The sales load for a front-load Contract depends on the amount of cumulative purchase payments. For both Contracts an annual administration fee of $150 applies if the Contract value is less than $25,000 on the Contract anniversary. See "Deductions", p. 12, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios show the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1997 operations for the Portfolios and their predecessors. For additional information about expenses of the Portfolios, see the prospectus for the Fund attached hereto.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.

ACCUMULATION UNIT VALUES

CONTRACTS ISSUED AFTER DECEMBER 31, 1991



                                                            FOR THE YEARS ENDED DECEMBER 31
                                     -----------------------------------------------------------------------------------

                                        1997           1996           1995           1994           1993           1992
                                        ----           ----           ----           ----           ----           ----
Aggressive Growth Stock Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period                  $2.078         $1.777         $1.284         $1.226         $1.036        $  .984
  End of Period                        $2.350         $2.078         $1.777         $1.284         $1.226         $1.036
 Simplified Load Version
  Beginning of Period                  $3.200         $2.753         $2.001         $1.922         $1.634         $1.562
  End of Period                        $3.598         $3.200         $2.753         $2.001         $1.922         $1.634

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        3,169,006      3,197,341      2,242,402      1,206,187      1,370,746        821,911
  Simplified Load                   8,989,193      7,872,553      5,316,689      3,503,170      1,538,447        411,718

International Equity Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period*                 $1.686         $1.402         $1.232         $1.241         $1.000             --
  End of Period                        $1.881         $1.686         $1.402         $1.232         $1.241             --
 Simplified Load Version
  Beginning of Period*                 $1.649         $1.380         $1.220         $1.236         $1.000             --
  End of Period                        $1.829         $1.649         $1.380         $1.220         $1.236             --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        3,021,349      2,709,249      2,009,228      1,453,091        743,216             --
  Simplified Load                   7,247,144      5,703,032      3,972,573      2,764,466        591,810             --

Growth Stock Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period**                $1.577         $1.313         $1.010         $1.000             --             --
  End of Period                        $2.035         $1.577         $1.313         $1.010             --             --
 Simplified Load Version
  Beginning of Period**                $1.552         $1.300         $1.006         $1.000             --             --
  End of Period                        $1.991         $1.552         $1.300         $1.006             --             --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                          710,110        587,482        361,207        149,268             --             --
  Simplified Load                   2,159,985      1,742,522        586,644        177,918             --             --

Growth and Income Stock Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period***               $1.550         $1.300         $0.998         $1.000             --             --
  End of Period                        $2.002         $1.550         $1.300         $0.998             --             --
 Simplified Load Version
  Beginning of Period***               $1.525         $1.287         $0.994         $1.000             --             --
  End of Period                        $1.959         $1.525         $1.287         $0.994             --             --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        1,970,478      1,357,354        861,211        418,974             --             --
  Simplified Load                   4,547,004      2,769,823      1,733,022        745,425             --             --

Index 500 Stock Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period                  $1.937         $1.588         $1.165         $1.159         $1.062        $  .997
  End of Period                        $2.564         $1.937         $1.588         $1.165         $1.159         $1.062
 Simplified Load Version
  Beginning of Period                  $2.463         $2.032         $1.499         $1.500         $1.384         $1.306
  End of Period                        $3.240         $2.463         $2.032         $1.499         $1.500         $1.384

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        3,966,706      3,880,961      2,399,586      1,918,074      1,919,768        921,624
  Simplified Load                   9,442,314      8,015,553      5,080,179      3,939,802      2,767,397        599,961



* The initial investment in the International Equity Division was made on April 30, 1993.
** The initial investments in the Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
*** The initial investment in the Growth and Income Stock Division was made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 31, 1991




                                                            FOR THE YEARS ENDED DECEMBER 31
                                     -----------------------------------------------------------------------------------

                                        1997           1996           1995           1994           1993           1992
                                        ----           ----           ----           ----           ----           ----
Balanced Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period                  $1.600         $1.419         $1.130         $1.138         $1.045        $  .999
  End of Period                        $1.931         $1.600         $1.419         $1.130         $1.138         $1.045
 Simplified Load Version
  Beginning of Period                  $4.830         $4.311         $3.453         $3.497         $3.232        $ 3.107
  End of Period                        $5.796         $4.830         $4.311         $3.453         $3.497         $3.232

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        6,187,478      5,934,240      5,275,308      3,879,218      4,987,943      3,980,687
  Simplified Load                   6,839,439      5,971,232      4,902,410      4,108,593      3,002,098      1,445,698

High Yield Bond Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period**                $1.416         $1.190         $1.026         $1.000             --             --
  End of Period                        $1.630         $1.416         $1.190         $1.026             --             --
 Simplified Load Version
  Beginning of Period**                $1.394         $1.178         $1.022         $1.000             --             --
  End of Period                        $1.595         $1.394         $1.178         $1.022             --             --

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                          423,726        275,323         90,184         47,321             --             --
  Simplified Load                   1,219,819        626,090        313,810        149,862             --             --

Select Bond Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period                  $1.370         $1.335         $1.128         $1.169         $1.066         $1.003
  End of Period                        $1.490         $1.370         $1.335         $1.128         $1.169         $1.066
 Simplified Load Version
  Beginning of Period                  $6.261         $6.137         $5.217         $5.437         $4.990         $4.722
  End of Period                        $6.768         $6.261         $6.137         $5.217         $5.437         $4.990

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        2,574,248      2,676,832      1,800,898      1,668,091      2,389,345        736,697
  Simplified Load                   1,034,899        966,414        677,396        503,763        328,979        133,930

Money Market Division
 Accumulation Unit Value:
 Front Load Version
  Beginning of Period                  $1.192         $1.140         $1.084         $1.048         $1.026        $  .999
  End of Period                        $1.249         $1.192         $1.140         $1.084         $1.048         $1.026
 Simplified Load Version
  Beginning of Period                  $2.246         $2.161         $2.067         $2.012         $1.980         $1.940
  End of Period                        $2.340         $2.246         $2.161         $2.067         $2.012         $1.980

Number of Accumulation Units
 Outstanding, End of Period
  Front Load                        1,710,473      2,829,669      2,956,017      3,313,061        218,747        127,838
  Simplified Load                   5,844,682      3,818,067      1,890,645      1,453,033        810,405        485,704




* The initial investment in the International Equity Division was made on April 30, 1993.
** The initial investments in the Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
*** The initial investment in the Growth and Income Stock Division was made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED BETWEEN APRIL 30, 1984 AND DECEMBER 31, 1991




                                                                FOR THE YEARS ENDED DECEMBER 31
                                     -----------------------------------------------------------------------------------
                                        1997           1996           1995           1994           1993           1992
                                        ----           ----           ----           ----           ----           ----
Aggressive Growth Stock
  Division
 Accumulation Unit Value:
 Beginning of Period*                 $32.543        $27.649        $19.849        $18.832        $15.810        $14.923
 End of Period                        $37,055        $32.543        $27.649        $19.849        $18.832        $15.810

Number of Accumulation Units
 Outstanding, End of Period         1,935,434      1,944,411      1,397,885      1,239,328        910,764        594,531


International Equity Division
 Accumulation Unit Value:
 Beginning of Period**                 $1.726         $1.427         $1.245         $1.246         $1.000             --
 End of Period                         $1.938         $1.726         $1.427         $1.245         $1.246             --

Number of Accumulation Units
 Outstanding, End of Period        23,069,550     20,439,570     14,747,734     15,153,296      1,128,950             --


Growth Stock Division
 Accumulation Unit Value:
 Beginning of Period***               $16.047        $13.272        $10.145             --             --             --
 End of Period                        $20.837        $16.047        $13.272             --             --             --

Number of Accumulation Units
 Outstanding, End of Period           482,897        378,236         63,881             --             --             --


Growth and Income Stock Division
 Accumulation Unit Value:
 Beginning of Period***               $15.767        $13.143        $10.024             --             --             --
 End of Period                        $20.502        $15,767        $13.143             --             --             --

Number of Accumulation Units
 Outstanding, End of Period           711,558        424,144        117,004             --             --             --


Index 500 Stock Division
 Accumulation Unit Value:
 Beginning of Period****              $27.134        $22.105        $16.105        $15.916        $14.500        $13.519
 End of Period                        $36.142        $27.134        $22.105        $16.105        $15.916        $14.500

Number of Accumulation Units
 Outstanding, End of Period         2,558,205      2,386,284      2,232,983      2,284,637      2,454,444        246,820


Balanced Division
 Accumulation Unit Value:
 Beginning of Period                  $58.832        $51.856        $41.029        $41.036        $37.449        $35.557
 End of Period                        $71.491        $58.832        $51.856        $41.029        $41.036        $37.449

Number of Accumulation Units
 Outstanding, End of Period         1,341,930      1,489,658      1,889,324      2,327,834      2,660,165      2,787,942


High Yield Bond Division
 Accumulation Unit Value:
 Beginning of Period***               $14.409        $12.030        $10.302             --             --             --
 End of Period                        $16.693        $14.409        $12.030             --             --             --

Number of Accumulation Units
 Outstanding, End of Period           235,585        119,423         21,583             --             --             --


Select Bond Division
 Accumulation Unit Value:
 Beginning of Period                  $76.682        $74.223        $62.322        $64.139        $58.132        $54.335
End of Period                         $83.939        $76.682        $74.223        $62.322        $64.139        $58.132
  Number of Accumulation Units
 Outstanding, End of Period            85,036         97,868        124,163        150,232        157,630        170,104


Money Market Division
 Accumulation Unit Value:
 Beginning of Period                  $26.011        $24.706        $23.346        $22.436        $21.814        $21.110
 End of Period                        $27.435        $26.011        $24.706        $23.346        $22.436        $21.814

Number of Accumulation Units
 Outstanding, End of Period            38,584         57,013         62,209        200,510        341,361        355,217



                                        1991           1990           1989           1988
                                        ----           ----           ----           ----
Aggressive Growth Stock
  Division
 Accumulation Unit Value:
 Beginning of Period*                 $10.000           --               --             --
 End of Period                        $14.923           --               --             --

Number of Accumulation Units
 Outstanding, End of Period            40,650           --               --             --


International Equity Division
 Accumulation Unit Value:
 Beginning of Period**                     --             --             --             --
 End of Period                             --             --             --             --

Number of Accumulation Units
 Outstanding, End of Period                --             --             --             --


Growth Stock Division
 Accumulation Unit Value:
 Beginning of Period***                    --             --             --             --
 End of Period                             --             --             --             --

Number of Accumulation Units
 Outstanding, End of Period                --             --             --             --


Growth and Income Stock Division
 Accumulation Unit Value:
 Beginning of Period***                    --             --             --             --
 End of Period                             --             --             --             --

Number of Accumulation Units
 Outstanding, End of Period                --             --             --             --


Index 500 Stock Division
 Accumulation Unit Value:
 Beginning of Period****              $10.000           --               --             --
 End of Period                        $13.519           --               --             --

Number of Accumulation Units
 Outstanding, End of Period            36,842           --               --             --


Balanced Division
 Accumulation Unit Value:
 Beginning of Period                  $28.690        $28.392        $24.560        $22.534
 End of Period                        $35.557        $28.690        $28.392        $24.560

Number of Accumulation Units
 Outstanding, End of Period         2,872,612      2,853,458      2,721,226      2,690,086


High Yield Bond Division
 Accumulation Unit Value:
 Beginning of Period***                    --             --             --             --
 End of Period                             --             --             --             --

Number of Accumulation Units
 Outstanding, End of Period                --             --             --             --


Select Bond Division
 Accumulation Unit Value:
 Beginning of Period                  $46.489        $42.915        $37.688        $34.753
End of Period                         $54.335        $46.489        $42.915        $37.688
  Number of Accumulation Units
 Outstanding, End of Period           162,656        139,272        131,612        136,739


Money Market Division
 Accumulation Unit Value:
 Beginning of Period                  $19.973        $18.488        $16.965        $15.829
 End of Period                        $21.110        $19.973        $18.488        $16.965

Number of Accumulation Units
 Outstanding, End of Period           476,920        427,960        289,871        362,742



* The initial investment in the Aggressive Growth Stock Division was made on January 25, 1991.
** The initial investment in the International Equity Division was made on April 30, 1993.
*** The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.
**** The initial investment in the Index 500 Stock Division was made on January 16, 1991.

THE COMPANY


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $71 billion on December 31, 1997, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States.


Northwestern Mutual Life sells life and disability insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

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NML VARIABLE ANNUITY ACCOUNT C

The Account was established on July 22, 1970 by the Board of Trustees of Northwestern Mutual Life in accordance with the provisions of the Wisconsin insurance law. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual Life discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

The Account has nine Divisions. Net considerations paid to Northwestern Mutual Life are allocated to one or more of the Divisions as directed by the Owner of the Contract. Assets allocated to the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond and Money Market Divisions are simultaneously invested in shares of the corresponding Portfolios of Northwestern Mutual Series Fund, Inc.

Under Wisconsin law, the income, gains or losses, realized or unrealized, of the Account are credited to or charged against the Account in accordance with the Contracts, without regard to other income, gains or losses of Northwestern Mutual Life. The assets of the Account are owned by Northwestern Mutual Life and it is not a trustee with respect thereto. However, such assets are not chargeable with any liabilities arising out of any other separate account or other business of Northwestern Mutual Life. All obligations arising under the Contracts are general obligations of Northwestern Mutual Life. Shares of the Fund held in the Account will be voted in the discretion of Northwestern Mutual Life.

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THE FUND

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Aggressive Growth Stock Portfolio, International Equity Portfolio, the Growth Stock Portfolio, the Growth and Income Stock Porfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Porfolio and Money Market Portfolio. Shares of each Portfolio of the Fund will be purchased by the corresponding Division of the Account at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life, is the investment adviser to the Fund. Northwestern Mutual Life provides certain personnel and facilities utilized by NMIS in performing its investment advisory functions, and Northwestern Mutual Life is a party to the investment advisory agreement. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.

FOR MORE INFORMATION REGARDING THE FUND AND ITS PORTFOLIOS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUS FOR THE FUND ATTACHED HERETO. AN INVESTOR SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CONTRACTS.

THE CONTRACTS

UNALLOCATED GROUP ANNUITY CONTRACTS


The Contracts are unallocated group annuity contracts. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust. When a participant retires or otherwise becomes entitled to receive benefits, the Contract Owner may direct Northwestern Mutual Life to pay annuity benefits to the participant. (See "Retirement Benefits")
Northwestern Mutual Life will then issue the Annuitant a Certificate describing the benefits which have been selected. (See "Variable Payment Plans")
Benefits available to Participants are determined entirely by the provisions of the Plan or Trust.


PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY The amount and frequency of purchase payments are largely determined by the Plan or Trust and the Owner of the Contract. Larger or additional purchase payments may be paid. However, Northwestern Mutual Life will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer's contribution under Section 404(a)(2) of the Code; or
(b) any purchase payment of less than $100.

Purchase payments may be paid monthly, quarterly, semiannually, annually or on any other frequency acceptable to Northwestern Mutual Life. If a purchase payment is not paid when due, or if Northwestern Mutual Life declines to accept a purchase payment as provided above, the Contract will continue in force unless all Accumulation Units are redeemed for their value. Payment of purchase payments may be resumed at any time the Contract is in force.

APPLICATION OF PURCHASE PAYMENTS Net purchase payments, after deduction of any sales load or installation fee, are credited by Northwestern Mutual Life to the Contract and allocated as directed by the Owner. To the extent that a net purchase payment is to be accumulated on a variable basis it is placed in the Account and allocated to one or more Divisions. Assets allocated to each Division will thereupon be invested in shares of the Portfolio which corresponds to that Division. If no allocation instructions are received the net purchase payment will be placed in the Money Market Division.

Payments placed in the Account are applied to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent the interest of an Owner in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the valuation of the assets of the Division next following receipt of the purchase payment at the Home Office of Northwestern Mutual Life. Receipt of purchase payments at a lockbox facility designated by Northwestern Mutual Life will be considered the same as receipt at the Home Office. Assets are valued as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of an Owner's Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Account does not change the number (as distinguished from the value) of Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio of the Fund. The value of an Accumulation Unit on any date is determined by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division for the current period. (See "Net Investment Factor", below.) Since the Owner bears the investment risk, there is no guarantee as to the aggregate value of Accumulation Units; such value may be less than, equal to or more than the cumulative net purchase payments.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See "Deductions")


Investment income and realized capital gains will be received in the form of dividend and capital gain distributions upon Portfolio shares held by each Division; such distributions will be reinvested in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS The benefits provided under the Contracts consist of a surrender value and a retirement benefit. Subject to the restrictions noted below, all of these benefits may be paid in a lump sum or under the payment plans described below. The amounts required to pay benefits will be taken from the Divisions of the Account, or from the value accumulated on a fixed basis, as directed by the Owner of the Contract.

SURRENDER OR WITHDRAWAL VALUE To the extent permitted by the Plan or Trust, the Owner may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. The value, which may be either greater or less than the amount paid by the Owner, is determined as of the valuation date coincident with or next following receipt by Northwestern Mutual Life of a written request for termination. Request forms are available from Northwestern Mutual Life's Home Office and its agents. A portion of the Accumulation Units may be surrendered on the same basis.


A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans")


RETIREMENT BENEFITS The Contract Owner may at any time direct Northwestern Mutual Life to pay retirement benefits to an Annuitant. Upon the Owner's request, benefits may be paid in a lump sum or under the Payment Plans described below. The Owner's request will state the Payment Plan elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

Northwestern Mutual Life will determine the amount required to pay the annuity or cash benefits and will redeem Accumulation Units in that amount. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

VARIABLE PAYMENT PLANS

Part or all of the benefits under a Contract may be paid under a variable payment plan. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and the amount of such payments can be expected to change from month to month.


Under a variable Payment Plan an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. Northwestern Mutual Life will issue the Annuitant a Certificate describing the variable annuity benefits and including beneficiary provisions of annuity contracts issued by Northwestern Mutual Life on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes".


DESCRIPTION OF PAYMENT PLANS  The following payment plans are available:

1. PAYMENTS FOR A CERTAIN PERIOD. An annuity payable monthly for a specified period of five to 30 years.

2. LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. JOINT AND SURVIVOR LIFE ANNUITY WITH CERTAIN PERIOD. An annuity payable monthly for a certain period of 10 years and thereafter to the Annuitant and the Joint Annuitant for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A Payment Plan must result in payments that meet the minimums required by Northwestern Mutual Life for annuity payment plans on the date the plan is elected. From time to time Northwestern Mutual Life may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. Northwestern Mutual Life may also make available other payment plans, with provisions and rates as published by Northwestern Mutual Life for those plans.

AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Annuitant in each Division of the Account.

ASSUMED INVESTMENT RATE The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Payment Plan, the Annuity Unit for each Division would not change in value, and the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS A Contract Owner may at any time change the allocation of net purchase payments among the Divisions or transfer Accumulation Units from one Division to another. After the effective date of a variable Payment Plan the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are effective on the date a written request is received at the Home Office of Northwestern Mutual Life or on a future specified date.

The number of Accumulation or Annuity Units to be credited will be adjusted to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. Accumulation Units may be transferred among the Divisions up to twelve times in a Contract year without charge. The charge for each additional transfer is $25. For transfers of Annuity Units, charges and waiting periods may be set by Northwestern Mutual Life.

Owners who contemplate the transfer of funds from one Division to another should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

After the effective date of a variable Payment Plan which includes the right of withdrawal a payee may transfer the withdrawal value to any other Payment Plan. An administrative charge may apply.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian or trustee. The Annuitant is a Participant in the Plan or Trust who has been named to receive annuity payments in accordance with the provisions of the Plan or Trust.

DEFERMENT OF BENEFIT PAYMENTS Northwestern Mutual Life reserves the right to defer determination and payment of the surrender value of the Accumulation Units, the withdrawal value under a variable Payment Plan, or the payment of benefits under a variable Payment Plan. Deferral will arise only if the right to redeem Fund shares is suspended, payment of the redemption value is postponed, or the New York Stock Exchange is closed, or trading thereon is restricted; or an emergency exists, as a result of which it is not reasonably practical for Northwestern Mutual Life to dispose of securities owned by it, or to determine the value of Accumulation or Annuity Units.

DIVIDENDS The Contracts share in the divisible surplus of Northwestern Mutual Life, except while payments are being made under a payment plan. The divisible surplus of Northwestern Mutual Life is determined annually. Each Contract's share, if any, will be credited as a dividend on the Contract anniversary. Under the terms of the Contract, any dividend will be applied as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.


For 1998, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.


SUBSTITUTION AND CHANGE Northwestern Mutual Life reserves the right to (a) substitute other securities for shares of each Portfolio of the Fund held by any Division, or (b) change the provisions of the Contracts to assure qualification for tax benefits under the Internal Revenue Code or to comply with any other applicable federal or state laws. Northwestern Mutual Life may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change. Contract Owners will be given prompt notice after any substitution or change.

AMENDMENTS AND TERMINATION After the fifth Contract year, Northwestern Mutual Life may amend the Contract with respect to (1) the sales load; (2) the maximum annual annuity rate and expense guarantee charge; (3) the administration fee;
(4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract.

An amendment will become effective after not less than 30 days' written notice to the Owner. An Amendment to the payment rate tables will not apply to a Payment Plan that starts before the amendment becomes effective.

Northwestern Mutual Life reserves the right to terminate a Contract if representations of the Owner are or become incorrect. The Contract Owner may terminate a Contract in whole or in part at any time and be paid the value of the Accumulation Units.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.

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FEDERAL INCOME TAXES

TAXATION OF CONTRACT BENEFITS

The Contracts are offered only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.


No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.



Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.


A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to another tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust are advised to consult qualified tax counsel.

TAXATION OF NORTHWESTERN MUTUAL LIFE

Northwestern Mutual Life may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. No charge is currently being made. (See "Net Investment Factor", p. 8 and "Deductions", below.)



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DEDUCTIONS

The following deductions will be made:

1.   DEDUCTIONS FROM PURCHASE PAYMENTS.

Front-Load Contract

A sales load is deducted from all purchase payments received. The deduction is based on the cumulative amounts received and the rates in the table below:


CUMULATIVE PURCHASE PAYMENTS
PAID UNDER THE CONTRACT                                                     RATE
-----------------------                                                     ----
First $150,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4.5%
Next  $350,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3.0%
Next  $500,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1.0%
Balance over $1,000,000. . . . . . . . . . . . . . . . . . . . . . . . . . . .5%

Simplified-Load Contract

An installation fee in the amount of $750 is deducted from the first purchase payment received. Alternatively, the fee may be paid separately when the application for the Contract is submitted. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. ANNUAL MORTALITY RATE AND EXPENSE GUARANTEE CHARGE. The net investment factor (see "Net Investment Factor", p. 8) used in determining the value of Accumulation and Annuity Units reflects a charge on each valuation date for mortality and expense risks assumed by Northwestern Mutual Life. For the front-load Contract the charge on an annual basis is .65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. This charge may be increased by Northwestern Mutual Life to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year the maximum may be amended. (See "Amendments and Termination", p. 11.)

The mortality risk is that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the Contracts. Northwestern Mutual Life assumes these risks for the duration of the Contract.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of a Portfolio of the Fund as described under "Substitution and Change", p. 11, and the deduction of any applicable taxes. Applicable taxes could include any tax liability paid or reserved for by Northwestern Mutual Life resulting from the maintenance or operation of a Division of the Account. It is not presently anticipated that any deduction will be made for federal income taxes (see "Federal Income Taxes" p. 11), nor is it anticipated that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, Northwestern Mutual Life reserves the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

3. ADMINISTRATION FEE. Northwestern Mutual Life may terminate a Contract on 60 days' written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract an administration fee of $150 may be charged annually on the Contract anniversary.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, such agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year. Total commissions, on average, are not expected to exceed the equivalent of 7.0% of purchase payments.

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CONTRACTS ISSUED PRIOR TO JANUARY 1, 1992

For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; .4% on the next $100,000; .2% on the next $200,000; and .1% on the balance over $500,000 of cumulative considerations. For these Contracts there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last valuation date of the Contract year, at the rate of .5% on the first $100,000; .4% on the next $100,000; .3% on the next $100,000; .2% on the next
$200,000; and .1% on the balance over $500,000. The charge for annuity rate and expense risks may not exceed .25% of the Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and no charge for these risks is currently being made. These Contracts contain no provisions for accumulation of funds on a fixed basis.

              TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION



                                                                            PAGE
                                                                            ----
GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2

DISTRIBUTION OF THE
  CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2

DETERMINATION OF ANNUITY
  PAYMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2

    Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . B-2

    Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . . . . . B-3

    Illustrations of Variable Annuity
      Payments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-3

VALUATION OF ASSETS OF THE
  ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4

TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . B-4

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4



                                                                            PAGE
                                                                            ----

FINANCIAL STATEMENTS OF THE
  ACCOUNT (for the two years ended
   December 31, 1997). . . . . . . . . . . . . . . . . . . . . . . . . . . . B-5
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the two years ended
   December 31, 1997). . . . . . . . . . . . . . . . . . . . . . . . . . . .B-11
FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL LIFE
  (for the three  years ended December
   31, 1997) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-12
REPORT OF INDEPENDENT
  ACCOUNTANTS (for the three years
  ended December 31, 1997) . . . . . . . . . . . . . . . . . . . . . . . . .B-25





     This Prospectus sets forth concisely the information about NML Variable Annuity Account C that a prospective investor ought to know before investing. Additional information about Account C has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.


--------------------------------------------------------------------------------
TO:  The Northwestern Mutual Life Insurance Company

          Annuity and Accumulation Products Marketing  Department
             Room E12J
          720 East Wisconsin Avenue
          Milwaukee, WI  53202

          Please send a Statement of Additional Information for NML Variable Annuity Account C to:

  Name
       -------------------------------------------------------------------------

  Address
          ----------------------------------------------------------------------

  City                                             State           Zip
       -------------------------------------------       ---------     ---------

     NORTHWESTERN  MUTUAL  LIFE



     GROUP COMBINATION ANNUITY CONTRACTS
     for Retirement Plans of Self-Employed Persons and Their Employees



     NML VARIABLE ANNUITY ACCOUNT C



     NORTHWESTERN MUTUAL SERIES FUND, INC.





     P  R  O  S  P  E  C  T  U  S





     NORTHWESTERN
     MUTUAL LIFE-Registered Trademark-

     PO Box 3095
     Milwaukee  WI  53201-3095

                        STATEMENT OF ADDITIONAL INFORMATION


                        GROUP COMBINATION ANNUITY CONTRACTS
        (for Retirement Plans of Self-Employed Persons and their Employees)

                           NML VARIABLE ANNUITY ACCOUNT C
                                  (the "Account"),
                          a separate investment account of
                   The Northwestern Mutual Life Insurance Company
                            ("Northwestern Mutual Life")


--------------------------------------------------------------------------------


     This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.


--------------------------------------------------------------------------------



     The date of the prospectus to which this Statement of Additional Information Relates is April 30, 1998.



     The date of this Statement of Additional Information is April 30,
     1998.

                                GENERAL INFORMATION

     The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual Life discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

                           DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years:


                        Year        Amount
                        ----        ------
                        1997       $120,550
                        1996       $756,038
                        1995       $583,954


                         DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 9, including "Description of Payment Plans", p. 9, "Amount of Annuity Payments", p. 10, and "Assumed Investment Rate", p. 10; "Dividends",
p. 10; "Net Investment Factor", p. 8; and "Deductions", p. 12.

     AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See "Illustrations of Variable Annuity Payments".) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual Life are based on the 1983 Table a with Projection Scale G.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. The amount held under a Payment Plan will not share in the divisible surplus of Northwestern Mutual Life.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     ANNUITY UNIT VALUE   The value of an Annuity Unit for each Division was
arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS   To illustrate the manner in
which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).


     (1)  Value of Annuitant's retirement benefit
            allocated to Balanced  . . . . . . . . . . . . . . . .  $   50,000

     (2)  Assumed applicable monthly payment rate
            per $1,000 from annuity rate table . . . . . . . . . .  $     5.00

     (3)  Amount of first payment from Balanced
            Division (1) x (2) divided by $1,000.. . . . . . . . .  $   250.00

     (4)  Assumed Value of Annuity Unit in Balanced
            Division on effective date of payment plan.  . . . . .  $ 1.500000

     (5)  Number of Annuity Units credited in
            Balanced Division, (3) divided by (4). . . . . . . . .  166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see "Net Investment Factor") was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                         VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio shares of the Fund held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of the Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                            TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual Life must be received at the Home Office of Northwestern Mutual Life. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual Life. Northwestern Mutual Life will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual Life before Northwestern Mutual Life consents to the assignment.

                                      EXPERTS


     The financial statements of the Account as of December 31, 1997 and for each of the two years in the period ended December 31, 1997 and of Northwestern Mutual Life as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997 included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP provides audit services for the Account. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

ACCOUNT C FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT C
Financial Statements
DECEMBER 31, 1997

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Aggressive Growth Stock
       33,439 shares (cost $85,859)...............  $ 111,587
      International Equity
       37,820 shares (cost $52,787)...............     63,877
      Growth Stock
       8,757 shares (cost $13,279)................     15,850
      Growth and Income Stock
       20,650 shares (cost $28,811)...............     27,485
      Index 500 Stock
       50,653 shares (cost $81,303)...............    133,928
      Balanced
       77,214 shares (cost $114,230)..............    153,734
      High Yield Bond
       6,179 shares (cost $6,940).................      6,568
      Select Bond
       14,367 shares (cost $16,786)...............     18,060
      Money Market
       16,900 shares (cost $16,900)...............     16,900   $ 547,989
                                                    ---------
Due from Sale of Fund Shares..................................      2,927
Due from Northwestern Mutual Life Insurance Company...........        197
                                                                ---------
      Total Assets............................................  $ 551,113
                                                                ---------
                                                                ---------
LIABILITIES
  Due to Northwestern Mutual Life Insurance Company...........  $   2,927
  Due on Purchase of Fund Shares..............................        197
                                                                ---------
      Total Liabilities.......................................      3,124
                                                                ---------
EQUITY (NOTE 8)
  Group Variable Annuity Contracts Issued:
    Before December 17, 1981 or between April 30, 1984 and
     December 31, 1991........................................  $ 341,609
    After December 16, 1981 and Prior to May 1, 1984..........      7,412
    After December 31, 1991 -- Front Load Version.............     47,303
    After December 31, 1991 -- Simplified Load Version........    151,665
                                                                ---------
      Total Equity............................................    547,989
                                                                ---------
      Total Liabilities and Equity............................  $ 551,113
                                                                ---------
                                                                ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

ACCOUNT C FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                        AGGRESSIVE GROWTH
                                           COMBINED                       STOCK DIVISION           INTERNATIONAL EQUITY DIVISION
                                -------------------------------   ------------------------------   -----------------------------
                                  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                     1997             1996             1997            1996            1997            1996
                                --------------   --------------   --------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $  27,691        $  16,994        $   6,050        $  2,575        $  1,946        $  1,805
  Annuity Rate and Expense
    Guarantees................        2,502            1,738              533             384             259             162
                                --------------   --------------   --------------   -------------   -------------   -------------
  Net Investment Income.......       25,189           15,256            5,517           2,191           1,687           1,643
                                --------------   --------------   --------------   -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............       18,686            8,855            6,115             574           1,012             243
  Unrealized Appreciation of
    Investments During the
    Period....................       44,242           29,833            1,306           7,637           3,272           5,631
                                --------------   --------------   --------------   -------------   -------------   -------------
  Net Gain on Investments.....       62,928           38,688            7,421           8,211           4,284           5,874
                                --------------   --------------   --------------   -------------   -------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................       88,117           53,944           12,938          10,402           5,971           7,517
                                --------------   --------------   --------------   -------------   -------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................       91,195           89,651           18,472          23,018           9,763           7,618
  Annuity Payments............          (50)             (37)              (2)             (1)             (1)             (1)
  Surrenders and Other
    (net).....................      (58,500)         (35,414)         (13,113)         (4,477)         (4,326)         (2,272)
  Transfers from Other
    Divisions or Sponsor......       46,344           47,413            5,552          10,470           6,230           7,684
  Transfers to Other Divisions
    or Sponsor................      (45,769)         (46,710)          (7,536)         (1,555)         (3,221)         (1,124)
                                --------------   --------------   --------------   -------------   -------------   -------------
Increase in Equity Derived
  from Equity Transactions....       33,220           54,903            3,373          27,455           8,445          11,905
                                --------------   --------------   --------------   -------------   -------------   -------------
Net Increase in Equity........      121,337          108,847           16,311          37,857          14,416          19,422
EQUITY
  Beginning of Period.........      426,652          317,805           95,279          57,422          49,460          30,038
                                --------------   --------------   --------------   -------------   -------------   -------------
  End of Period...............    $ 547,989        $ 426,652        $ 111,590        $ 95,279        $ 63,876        $ 49,460
                                --------------   --------------   --------------   -------------   -------------   -------------
                                --------------   --------------   --------------   -------------   -------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

ACCOUNT C FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                     GROWTH & INCOME                    INDEX 500
                                   GROWTH STOCK DIVISION             STOCK DIVISION                   STOCK DIVISION
                                ---------------------------   -----------------------------   ------------------------------
                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                    1997           1996           1997            1996             1997            1996
                                ------------   ------------   -------------   -------------   --------------   -------------
INVESTMENT INCOME
  Dividend Income.............    $   712         $  367        $ 5,941         $ 1,146         $  3,756         $ 2,082
  Annuity Rate and Expense
    Guarantees................         52             22            104              51              514             303
                                ------------   ------------   -------------   -------------   --------------   -------------
  Net Investment Income.......        660            345          5,837           1,095            3,242           1,779
                                ------------   ------------   -------------   -------------   --------------   -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments...............        715             77            660             189            5,480           2,433
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      1,866            568         (1,982)            387           23,021          11,685
                                ------------   ------------   -------------   -------------   --------------   -------------
  Net Gain (Loss) on
    Investments...............      2,581            645         (1,322)            576           28,501          14,118
                                ------------   ------------   -------------   -------------   --------------   -------------
  Increase in Equity Derived
    from Investment
    Activity..................      3,241            990          4,515           1,671           31,743          15,897
                                ------------   ------------   -------------   -------------   --------------   -------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................      2,670          2,183          7,626           3,722           17,138          15,515
  Annuity Payments............         (3)            (1)            --              --               (3)             (1)
  Surrenders and Other
    (net).....................     (1,049)          (116)        (2,186)           (582)         (11,007)         (4,705)
  Transfers from Other
    Divisions or Sponsor......      3,487          4,847          5,741           3,922            7,667           6,527
  Transfers to Other Divisions
    or Sponsor................     (2,232)          (254)        (1,247)           (586)          (4,859)         (4,546)
                                ------------   ------------   -------------   -------------   --------------   -------------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................      2,873          6,659          9,934           6,476            8,936          12,790
                                ------------   ------------   -------------   -------------   --------------   -------------
Net Increase (Decrease) in
  Equity......................      6,114          7,649         14,449           8,147           40,679          28,687
EQUITY
  Beginning of Period.........      9,733          2,084         13,036           4,889           93,250          64,563
                                ------------   ------------   -------------   -------------   --------------   -------------
  End of Period...............    $15,847         $9,733        $27,485         $13,036         $133,929         $93,250
                                ------------   ------------   -------------   -------------   --------------   -------------
                                ------------   ------------   -------------   -------------   --------------   -------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT C
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                      BALANCED DIVISION          HIGH YIELD BOND DIVISION        SELECT BOND DIVISION
                                -----------------------------   ---------------------------   ---------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    1997            1996            1997           1996           1997           1996
                                -------------   -------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME
  Dividend Income.............    $  6,461        $  7,534         $1,028         $  309        $ 1,058        $   566
  Annuity Rate and Expense
    Guarantees................         749             601             22              9            117             97
                                -------------   -------------   ------------   ------------   ------------   ------------
  Net Investment Income.......       5,712           6,933          1,006            300            941            469
                                -------------   -------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments...............       4,562           5,336             44             14             98            (11)
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................      16,710           3,891           (376)            28            425              6
                                -------------   -------------   ------------   ------------   ------------   ------------
  Net Gain (Loss) on
    Investments...............      21,272           9,227           (332)            42            523             (5)
                                -------------   -------------   ------------   ------------   ------------   ------------
  Increase in Equity Derived
    from Investment
    Activity..................      26,984          16,160            674            342          1,463            464
                                -------------   -------------   ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................      17,262          17,719            964            455          3,598          3,797
  Annuity Payments............         (37)            (32)            --             --             (3)            (1)
  Surrenders and Other
    (net).....................     (16,900)        (15,880)          (198)          (161)        (3,448)        (1,149)
  Transfers from Other
    Divisions or Sponsor......       5,080           2,692          2,564          1,676          1,445          2,356
  Transfers to Other Divisions
    or Sponsor................      (9,980)        (21,803)          (418)           (65)        (2,798)        (3,945)
                                -------------   -------------   ------------   ------------   ------------   ------------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................      (4,575)        (17,304)         2,912          1,905         (1,206)         1,058
                                -------------   -------------   ------------   ------------   ------------   ------------
Net Increase (Decrease) in
  Equity......................      22,410          (1,144)         3,586          2,247            257          1,522
EQUITY
  Beginning of Period.........     131,325         132,469          2,983            736         17,802         16,280
                                -------------   -------------   ------------   ------------   ------------   ------------
  End of Period...............    $153,735        $131,325         $6,569         $2,983        $18,059        $17,802
                                -------------   -------------   ------------   ------------   ------------   ------------
                                -------------   -------------   ------------   ------------   ------------   ------------


                                   MONEY MARKET DIVISION
                                ---------------------------

                                 YEAR ENDED     YEAR ENDED
                                DECEMBER 31,   DECEMBER 31,
                                    1997           1996
                                ------------   ------------
INVESTMENT INCOME
  Dividend Income.............    $   739        $   610
  Annuity Rate and Expense
    Guarantees................        152            109
                                ------------   ------------
  Net Investment Income.......        587            501
                                ------------   ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments...............         --             --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period....................         --             --
                                ------------   ------------
  Net Gain (Loss) on
    Investments...............          0              0
                                ------------   ------------
  Increase in Equity Derived
    from Investment
    Activity..................        587            501
                                ------------   ------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................     13,702         15,624
  Annuity Payments............         (1)            --
  Surrenders and Other
    (net).....................     (6,273)        (6,072)
  Transfers from Other
    Divisions or Sponsor......      8,578          7,239
  Transfers to Other Divisions
    or Sponsor................    (13,478)       (12,832)
                                ------------   ------------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................      2,528          3,959
                                ------------   ------------
Net Increase (Decrease) in
  Equity......................      3,115          4,460
EQUITY
  Beginning of Period.........     13,784          9,324
                                ------------   ------------
  End of Period...............    $16,899        $13,784
                                ------------   ------------
                                ------------   ------------

    The Accompanying Notes are an Integral Part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS
NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
DECEMBER 31, 1997

NOTE 1 -- NML Variable Annuity Account C (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life" or "Sponsor") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Beginning December 31, 1991, two versions of the contract are offered: Front Load contracts with a sales charge up to 4 1/2% of purchase payments and Simplified Load contracts with an installment fee of $750.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustments and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1997 by each Division are shown below:

                                      PURCHASES        SALES
                                    -------------  -------------
Aggressive Growth Division........  $  21,563,810  $  12,675,291
International Equity Division.....     14,484,423      4,352,840
Growth Stock Division.............      5,929,895      2,395,716
Growth & Income Stock Division....     18,445,529      2,674,188
Index 500 Stock Division..........     22,292,577     10,114,507
Balanced Division.................     18,920,420     17,783,563
High Yield Bond Division..........      4,398,102        480,911
Select Bond Division..............      4,295,571      4,561,008
Money Market Division.............     20,035,837     16,919,905

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for annuity rate and expense guarantee is determined daily at annual rates of 6 1/2/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed 1% and 1 1/2% annual rates, respectively.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 1/2% of 1% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 3/4% of 1% annual rate.

Since 1996, Northwestern Mutual Life has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements
DECEMBER 31, 1997

NOTE 8 -- Equity Values by Division are shown below:

                                                              GROUP VARIABLE ANNUITY CONTRACT ISSUED:
                                         ----------------------------------------------------------------------------------
                                           BEFORE DECEMBER 17, 1981 OR BETWEEN       AFTER DECEMBER 16, 1981 AND PRIOR TO
                                           APRIL 30, 1984 AND DECEMBER 31, 1991                  MAY 1, 1984
                                         ----------------------------------------  ----------------------------------------
                                          ACCUMULATION      UNITS                   ACCUMULATION      UNITS
DIVISION                                   UNIT VALUE    OUTSTANDING     EQUITY      UNIT VALUE    OUTSTANDING     EQUITY
---------------------------------------  --------------  ------------  ----------  --------------  ------------  ----------
Aggressive Growth Stock................   $ 37.054456         1,935       71,716    $ 35.791674             1    $      41
International Equity...................      1.938399        23,070       44,718       1.893664           110          207
Growth Stock...........................     20.837268           483       10,062      20.458788             1            3
Growth and Income Stock................     20.502206           712       14,589      20.129770             2           46
Index 500 Stock........................     36.141676         2,558       92,458      34.906216            19          664
Balanced...............................     71.490869         1,342       95,936      66.012286            87        5,719
High Yield Bond........................     16.692972           236        3,933      15.438129            --           --
Select Bond............................     83.938645            85        7,138      77.468103             1           41
Money Market...........................     27.434762            39        1,059      25.362364             1           22
                                                                       ----------                                ----------
Equity.................................                                  341,609                                     6,743
Annuity Reserves.......................                                       --                                       669
                                                                       ----------                                ----------
Total Equity...........................                                $ 341,609                                 $   7,412
                                                                       ----------                                ----------
                                                                       ----------                                ----------


                                                             GROUP COMBINATION ANNUITY CONTRACT ISSUED:
                                         ----------------------------------------------------------------------------------
                                                 AFTER DECEMBER 31, 1991                   AFTER DECEMBER 31, 1991
                                                    FRONT LOAD VERSION                     SIMPLIFIED LOAD VERSION
                                         ----------------------------------------  ----------------------------------------
                                          ACCUMULATION      UNITS                   ACCUMULATION      UNITS
DIVISION                                   UNIT VALUE    OUTSTANDING     EQUITY      UNIT VALUE    OUTSTANDING     EQUITY
---------------------------------------  --------------  ------------  ----------  --------------  ------------  ----------
Aggressive Growth Stock................   $  2.350498         3,169    $   7,449    $  3.598431         8,989    $  32,347
International Equity...................      1.880500         3,021        5,681       1.828649         7,247       13,252
Growth Stock...........................      2.034708           710        1,445       1.990509         2,160        4,299
Growth and Income Stock................      2.001981         1,970        3,945       1.958555         4,547        8,906
Index 500 Stock........................      2.563560         3,967       10,169       3.240055         9,442       30,594
Balanced...............................      1.931409         6,187       11,950       5.796067         6,839       39,642
High Yield Bond........................      1.630023           424          691       1.594619         1,220        1,945
Select Bond............................      1.490112         2,574        3,836       6.768475         1,035        7,005
Money Market...........................      1.249188         1,710        2,137       2.339812         5,845       13,675
                                                                       ----------                                ----------
Equity.................................                                   47,303                                   151,665
Annuity Reserves.......................                                       --                                        --
                                                                       ----------                                ----------
Total Equity...........................                                $  47,303                                 $ 151,665
                                                                       ----------                                ----------
                                                                       ----------                                ----------

ACCOUNT C ACCOUNTANTS' LETTER

                 [LOGO]

                                                                          [LOGO]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Contract Owners NML Variable Annuity Account C

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account C and the Aggressive Growth Stock Division, International Equity Division, Growth Stock Division, Growth and Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, and the Money Market Division thereof at December 31, 1997, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1997 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

                                      /s/ PRICE WATERHOUSE LLP

Milwaukee, Wisconsin
January 27, 1998

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

(IN MILLIONS)

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Policies.

                                                        DECEMBER 31,
                                                    ---------------------
                                                      1997        1996
                                                    ---------   ---------
ASSETS
    Bonds.........................................  $  32,359   $  29,076
    Common and preferred stocks...................      6,524       4,728
    Mortgage loans................................     10,835       9,564
    Real estate...................................      1,372       1,385
    Policy loans..................................      7,163       6,802
    Other investments.............................      2,026       1,714
    Cash and temporary investments................        572       1,131
    Due and accrued investment income.............        795         764
    Other assets..................................      1,275       1,177
    Separate account assets.......................      8,160       6,339
                                                    ---------   ---------
        Total assets..............................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------
LIABILITIES AND GENERAL CONTINGENCY RESERVE
    Reserves for policy benefits..................  $  47,343   $  43,209
    Policy benefit and premium deposits...........      1,624       1,567
    Policyowner dividends payable.................      2,640       2,350
    Interest maintenance reserve..................        461         299
    Asset valuation reserve.......................      1,974       1,538
    Income taxes payable..........................      1,043         942
    Other liabilities.............................      3,735       2,921
    Separate account liabilities..................      8,160       6,339
                                                    ---------   ---------
        Total liabilities.........................     66,980      59,165
    General contingency reserve...................      4,101       3,515
                                                    ---------   ---------
        Total liabilities and general contingency
         reserve..................................  $  71,081   $  62,680
                                                    ---------   ---------
                                                    ---------   ---------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF OPERATIONS

(IN MILLIONS)

                                                     FOR THE YEAR ENDED DECEMBER
                                                                 31,
                                                    ------------------------------
                                                      1997       1996       1995
                                                    --------   --------   --------
REVENUE
    Premiums......................................  $ 7,294    $ 6,667    $ 6,196
    Net investment income.........................    4,171      3,836      3,673
    Policy benefits left with Company and other
     income.......................................      861        759        733
                                                    --------   --------   --------
        Total revenue.............................   12,326     11,262     10,602
                                                    --------   --------   --------
BENEFITS AND EXPENSES
    Benefit payments to policyowners and
     beneficiaries:
      Death benefits..............................      775        673        655
      Surrender benefits..........................    1,422      1,182      1,375
      Disability benefits.........................      227        202        174
      Annuity benefits............................      140        128         92
      Matured endowments..........................       58         52         48
      Payments from policy benefits left with
       Company....................................      707        684        590
                                                    --------   --------   --------
        Benefits paid.............................    3,329      2,921      2,934
    Net transfers to separate accounts............      566        579        236
    Net additions to policy reserves..............    4,026      3,701      3,506
                                                    --------   --------   --------
        Total benefits............................    7,921      7,201      6,676
    Operating expenses............................    1,138      1,043      1,026
                                                    --------   --------   --------
        Total benefits and expenses...............    9,059      8,244      7,702
                                                    --------   --------   --------
Gain from operations before income taxes and
 dividends........................................    3,267      3,018      2,900
Policyowner dividends.............................    2,636      2,341      2,111
                                                    --------   --------   --------
Gain from operations before taxes.................      631        677        789
Income tax expense................................      356        452        467
                                                    --------   --------   --------
Net gain from operations..........................      275        225        322
Net realized capital gains........................      414        395        137
                                                    --------   --------   --------
        Net income................................  $   689    $   620    $   459
                                                    --------   --------   --------
                                                    --------   --------   --------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CHANGES IN GENERAL CONTINGENCY RESERVE

(IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
                                                      -------------------------------
                                                       1997        1996        1995
                                                      -------     -------     -------
BEGINNING OF YEAR BALANCE.........................    $3,515      $2,786      $2,225
  Net income......................................       689         620         459
  Increase in net unrealized capital gains........       576         295         373
  Increase in investment reserves.................      (526)       (176)       (237)
  Other, net......................................      (153)        (10)        (34)
                                                      -------     -------     -------
  Net increase in general contingency reserve.....       586         729         561
                                                      -------     -------     -------
END OF YEAR BALANCE...............................    $4,101      $3,515      $2,786
                                                      -------     -------     -------
                                                      -------     -------     -------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENT OF CASH FLOWS

(IN MILLIONS)

                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------
                                                        1997         1996         1995
                                                      --------     --------     --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Insurance and annuity premiums................    $ 8,093      $ 7,361      $ 6,864
    Investment income received....................      3,928        3,634        3,480
    Net disbursement of policy loans..............       (360)        (326)        (331)
    Benefits paid to policyowners and
     beneficiaries................................     (3,316)      (2,912)      (2,939)
    Net transfers to separate accounts............       (565)        (579)        (236)
    Policyowner dividends paid....................     (2,347)      (2,105)      (1,945)
    Operating expenses and taxes..................     (1,722)      (1,663)      (1,364)
    Other, net....................................        564        1,558          381
                                                      --------     --------     --------
    NET CASH PROVIDED BY OPERATING ACTIVITIES.....      4,275        4,968        3,910
                                                      --------     --------     --------
CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
    Bonds.........................................     38,284       31,942       25,317
    Common and preferred stocks...................      9,057        4,570        2,465
    Mortgage loans................................      1,012        1,253          431
    Real estate...................................        302          178           48
    Other invested assets.........................        398          316          149
                                                      --------     --------     --------
                                                       49,053       38,259       28,410
                                                      --------     --------     --------
COST OF INVESTMENTS ACQUIRED
    Bonds.........................................     41,169       35,342       27,596
    Common and preferred stocks...................      9,848        4,463        2,562
    Mortgage loans................................      2,309        2,455        1,883
    Real estate...................................        202          125          202
    Other invested assets.........................        359          255          336
                                                      --------     --------     --------
                                                       53,887       42,640       32,579
                                                      --------     --------     --------
    NET CASH USED IN INVESTING ACTIVITIES.........     (4,834)      (4,381)      (4,169)
                                                      --------     --------     --------
NET (DECREASE) INCREASE IN CASH AND TEMPORARY
 INVESTMENTS......................................       (559)         587         (259)
CASH AND TEMPORARY INVESTMENTS, BEGINNING OF
 YEAR.............................................      1,131          544          803
                                                      --------     --------     --------
CASH AND TEMPORARY INVESTMENTS, END OF YEAR.......    $   572      $ 1,131      $   544
                                                      --------     --------     --------
                                                      --------     --------     --------

    The accompanying notes are an integral part of the financial statements

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1997, 1996 AND 1995

NOTE 1 -- PRINCIPAL ACCOUNTING POLICIES

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned life insurance subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company offers life, annuity and disability income products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Prior to December 15, 1995, these policies were considered generally accepted accounting principles ("GAAP") for mutual life insurance enterprises. However, in April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance Companies and Other Enterprises," which established a different definition of GAAP for mutual life insurance enterprises. Under the Interpretation, financial statements of mutual life insurance enterprises for periods beginning after December 15, 1995 which are prepared on the statutory basis of accounting are no longer characterized as being in conformity with GAAP.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on a GAAP basis primarily because on a GAAP basis
(1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, and
(4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS

The Company's investments are valued on the following bases:

Bonds                           --   Amortized cost using the interest method; loan-backed and
                                      structured securities are amortized using estimated
                                      prepayment rates and, generally, the prospective adjustment method
Common and preferred stocks     --   Common stocks are carried at market value, preferred stocks are generally carried at cost, and unconsolidated
                                      subsidiaries are recorded as equity in subsidiaries' net
                                      assets
Mortgage loans                  --   Amortized cost
Real estate                     --   Lower of cost, less depreciation and encumbrances, or
                                      estimated net realizable value
Policy loans                    --   Unpaid principal balance, which approximates fair value
Other investments               --   Consists primarily of joint ventures which are valued at
                                      equity in ventures' net assets
Cash and temporary investments  --   Amortized cost, which approximates fair value

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

CASH AND TEMPORARY INVESTMENTS

Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME

Net investment income includes interest and dividends received or due and accrued on debt securities and stocks, equity in unconsolidated subsidiaries' earnings and the Company's prorated portion of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation and depletion related to energy assets.

INTEREST MAINTENANCE RESERVE

The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE

The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested assets held by the Company using a formula prescribed by state regulations. The AVR is designed to stabilize the general contingency reserves against potential declines in the value of investments.

SEPARATE ACCOUNT BUSINESS

Separate account assets and related policy liabilities represent the segregation of funds deposited by "variable" life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds and/or a fixed interest rate option. Separate account assets are reported at fair market value.

RESERVES FOR POLICY BENEFITS

Reserves for policy benefits are determined by actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the Office of the Commissioner of Insurance of the State of Wisconsin. See Note 3.

PREMIUM REVENUE AND OPERATING EXPENSES

Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

POLICYOWNER DIVIDENDS

All life insurance policies, and certain annuity and disability income policies, issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved.

RECLASSIFICATION

Certain 1996 and 1995 financial statement balances have been reclassified to conform to the current year presentation.

NOTE 2 -- INVESTMENTS

DEBT SECURITIES

Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated market values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated market value of the Company's debt securities at December 31, 1997 and 1996 are as follows:

                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1997                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 3,695       $  336          $  (3)      $ 4,028
Mortgage-backed securities........................    7,015          264             (4)        7,275
Corporate and other debt securities...............   21,649        1,098           (208)       22,539
                                                    ---------   ------------     ------       ---------
                                                     32,359        1,698           (215)       33,842
Preferred stocks..................................      167            4             (2)          169
                                                    ---------   ------------     ------       ---------
Total.............................................  $32,526       $1,702          $(217)      $34,011
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------


                                                                  RECONCILIATION TO ESTIMATED MARKET
                                                                                 VALUE
                                                                ---------------------------------------
                                                                   GROSS          GROSS       ESTIMATED
                                                    STATEMENT    UNREALIZED     UNREALIZED     MARKET
DECEMBER 31, 1996                                     VALUE     APPRECIATION   DEPRECIATION     VALUE
--------------------------------------------------  ---------   ------------   ------------   ---------
                                                                       (IN MILLIONS)
US Government and political obligations...........  $ 4,789       $  171          $  (2)      $ 4,958
Mortgage-backed securities........................    6,747          179            (38)        6,888
Corporate and other debt securities...............   17,540          776            (99)       18,217
                                                    ---------   ------------     ------       ---------
                                                     29,076        1,126           (139)       30,063
Preferred stocks..................................       84            6             (1)           89
                                                    ---------   ------------     ------       ---------
Total.............................................  $29,160       $1,132          $(140)      $30,152
                                                    ---------   ------------     ------       ---------
                                                    ---------   ------------     ------       ---------

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

The statement value of debt securities by contractual maturity at December 31, 1997 and 1996 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    DECEMBER 31,   DECEMBER 31,
                                                        1997           1996
                                                    ------------   ------------
                                                           (IN MILLIONS)
Due in one year or less...........................    $   605        $   457
Due after one year through five years.............      4,878          4,077
Due after five years through ten years............      9,760          7,802
Due after ten years...............................     10,268         10,077
                                                    ------------   ------------
                                                       25,511         22,413
Mortgage-backed securities........................      7,015          6,747
                                                    ------------   ------------
                                                      $32,526        $29,160
                                                    ------------   ------------
                                                    ------------   ------------

STOCKS

The estimated market values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The cost of common and preferred stock held by the Company at December 31, 1997 and 1996 is $5.0 billion and $3.7 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE

Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of properties.

The fair value of mortgage loans as of December 31, 1997 and 1996 was approximately $11.5 billion and $9.8 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 1997, real estate includes $61 million acquired through foreclosure and $124 million of home office real estate. In 1997 and 1996, the Company recorded unrealized losses of $2 million and $43 million, respectively, for the excess of carrying value over fair value of certain real estate investments and mortgage loans.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

REALIZED GAINS AND LOSSES

Realized investment gains and losses for the years ended December 31, 1997, 1996 and 1995 are as follows:

                                             FOR THE YEAR ENDED                        FOR THE YEAR ENDED
                                              DECEMBER 31, 1997                         DECEMBER 31, 1996
                                   ---------------------------------------   ---------------------------------------
                                                                   NET                                       NET
                                                                REALIZED                                  REALIZED
                                    REALIZED      REALIZED        GAINS       REALIZED      REALIZED        GAINS
                                      GAINS        LOSSES       (LOSSES)        GAINS        LOSSES       (LOSSES)
                                   -----------   -----------   -----------   -----------   -----------   -----------
                                                                     (IN MILLIONS)
Bonds............................  $      518    $     (269)   $      249    $      396    $     (383)   $       13
Common and preferred Stocks......         533          (150)          383           580          (115)          465
Mortgage loans...................          14           (14)            -             2           (15)          (13)
Real estate......................         100            (2)           98            36             0            36
Other invested assets............         338          (105)          233           204           (51)          153
                                   -----------   -----------        -----    -----------   -----------        -----
                                   $    1,503    $     (540)   $      963    $    1,218    $     (564)   $      654
                                   -----------   -----------        -----    -----------   -----------        -----
                                   -----------   -----------        -----    -----------   -----------        -----
Less: Capital gains taxes........                                     340                                       224
Less: IMR deferrals..............                                     209                                        35
                                                                    -----                                     -----
Net realized capital gains.......                              $      414                                $      395
                                                                    -----                                     -----
                                                                    -----                                     -----

                                             FOR THE YEAR ENDED
                                              DECEMBER 31, 1995
                                   ---------------------------------------
                                                                   NET
                                                                REALIZED
                                    REALIZED      REALIZED        GAINS
                                      GAINS        LOSSES       (LOSSES)
                                   -----------   -----------   -----------

Bonds............................  $      576    $     (130)   $      446
Common and preferred Stocks......         574          (429)          145
Mortgage loans...................           2           (32)          (30)
Real estate......................          14            (3)           11
Other invested assets............         188           (95)           93
                                   -----------   -----------   -----------
                                   $    1,354    $     (689)   $      665
                                   -----------   -----------   -----------
                                   -----------   -----------   -----------
Less: Capital gains taxes........                                     239
Less: IMR deferrals..............                                     289
                                                               -----------
Net realized capital gains.......                              $      137
                                                               -----------
                                                               -----------

SECURITIES LENDING

The Company has entered into a securities lending agreement whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.5 billion and $1.0 billion are included in the consolidated statements of financial position at December 31, 1997 and 1996, respectively, and approximate the statement value of securities loaned at those dates.

INVESTMENT IN MGIC

The Company owns 18.4% (20.9 million shares) of the outstanding common stock of MGIC Investment Corporation ("MGIC"). This investment is accounted for using the equity method. At December 31, 1997, the market value of the Company's investment in MGIC exceeded the statement value of $273 million by $768 million.

In July 1995, the Company entered into a forward contract with a brokerage firm to deliver 8.8 million to 10.7 million shares of MGIC (or cash in an amount equal to the market value of the MGIC shares at contract maturity) in August, 1998, in exchange for a fixed cash payment of $247 million ($24 per share). The Company's objective in entering into the forward contract was to hedge against depreciation in the value of its MGIC holdings during the contract period below the initial spot price of $24, while partially participating in appreciation, if any, during the forward contract's duration.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

DERIVATIVE FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options and swaps. In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 1997.

The Company held the following positions for hedging purposes at December 31, 1997:


DERIVATIVE FINANCIAL INSTRUMENT                 NOTIONAL AMOUNTS                  RISKS REDUCED
---------------------------------------------   ----------------     --------------------------------------------
                                                 (IN MILLIONS)
Foreign Currency Forward Contracts...........         $564          Currency exposure on foreign denominated
                                                                     investments.
Common Stock Futures.........................          327          Stock market price fluctuation.
Bond Futures.................................           95          Bond market price fluctuation.
Options to acquire Interest Rate Swaps.......          530          Interest rates payable on certain annuity and
                                                                    insurance contracts.
Foreign Currency and Interest Rate Swaps.....          209          Interest rates on variable rate notes and
                                                                    currency exposure on foreign denominated
                                                                     bonds.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

The notional amount of equity swaps outstanding at December 31, 1997 was $143 million.

The hedges are recorded by the Company in the same manner as the underlying investments. Foreign currency forwards, foreign currency swaps, stock futures, and options to acquire interest rate swaps are reported at market value. There is no statement value reported for interest rate swaps and bond futures prior to the settlement of the contract. Changes in the values of these contracts are expected to offset gains and losses on the hedged items. For hedges reported at market value, gains and losses are unrealized until expiration of the contract. The effect of derivative transactions is not material to the Company's results of operations or financial position.

NOTE 3 -- RESERVES FOR POLICY BENEFITS

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are based primarily on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued using CRVM with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on the contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are estimated using the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments using primarily the 1985 CIDA (modified for Company experience in the first two years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience. Actual future experience could differ from these estimates.

NOTE 4 -- EMPLOYEE AND AGENT BENEFIT PLANS


The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions to the plans are funded. As of January 1, 1997, the most recent actuarial valuation date available, the defined benefit plans were fully funded. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are required under the plan. The defined benefit and defined contribution plans' assets of $1.4 billion at December 31, 1997 are primarily invested in the separate accounts of the Company.


In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit cost for the year ended December 31, 1997 was a net benefit of $1.3 million; it includes the expected cost of postretirement benefits for newly eligible and vested employees, interest cost and return on plan assets totaling $3.6 million, offset by gains from favorable differences between actuarial assumptions and actual experience of $4.9 million.

                                    DECEMBER 31,          DECEMBER 31,
                                        1997                  1996
                                --------------------  --------------------
Unfunded postretirement
 benefit obligation for
 retirees and other fully
 eligible employees (Accrued
 in statement of financial
 position)....................  $34 million           $35 million
Estimated postretirement
 benefit obligation for active
 non-vested employees (Not
 accrued until employee
 vests).......................  $50 million           $43 million
Discount rate.................  7%                    7%
Health care cost trend rate...  10% to an ultimate    10% to an ultimate
                                 5%, declining 1%      5%, declining 1%
                                 for 5 years           for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 1997 would be increased by $4 million.

At December 31, 1997, the recorded postretirement benefit obligation was reduced by $20 million for assets funded for postretirement health care benefits.

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 5 -- REINSURANCE


In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and co-insurance contracts. The Company retains a maximum of $15 million of coverage per individual life and $20 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.


The amounts shown in the accompanying consolidated financial statements are net of reinsurance activity. Benefit reserves at December 31, 1997 and 1996 are reported net of reinsurance of $435 million and $355 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                                     1997      1996      1995
                                                    -------   -------   -------
                                                           (IN MILLIONS)
Direct premiums...................................  $7,647    $7,064    $6,452
Reinsurance ceded.................................    (353)     (397)     (256)
                                                    -------   -------   -------
Net premium revenue...............................  $7,294    $6,667    $6,196
                                                    -------   -------   -------
                                                    -------   -------   -------
Benefits to policyowners and beneficiaries........  $8,057    $7,348    $6,818
Reinsurance recoveries............................    (136)     (147)     (142)
                                                    -------   -------   -------
Net benefits to policyowners and beneficiaries....  $7,921    $7,201    $6,676
                                                    -------   -------   -------
                                                    -------   -------   -------

In addition, the Company received $115 million, $93 million and $67 million in 1997, 1996 and 1995 respectively, from reinsurers representing reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies

NOTE 6 -- INCOME TAXES

Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1988 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes which may become due with respect to the open years.

The Company's effective tax rate on gains from operations before income tax expense (after dividends) in 1997, 1996 and 1995 were 56%, 67% and 60%, respectively. The Company's effective tax rate exceeds the federal corporate rate of 35% because, (1) the Company pays a tax that is assessed only on mutual life insurance companies which treats a portion of policyholder dividends like nondeductible dividends paid to shareholders of stock companies ("equity tax"), and (2) the Company must capitalize and amortize (as opposed to immediately deducting) an amount deemed to represent the cost of acquiring new business ("DAC tax").

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

              NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995

NOTE 7 -- CONTINGENCIES

The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $112 million at December 31, 1997 and are generally supported by the underlying net asset values of the affiliates.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's financial condition.

             [LOGO]
[LOGO]
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of operations, of changes in general contingency reserve and of cash flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our report dated January 24, 1996, we expressed an opinion that the 1995 consolidated financial statements, prepared using accounting practices prescribed or permitted by the Insurance Departments of the states in which the Company and its subsidiary were domiciled (statutory basis of accounting), were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 1 to these financial statements, pursuant to the pronouncement of the Financial Accounting Standards Board, financial statements of mutual life insurance enterprises prepared using accounting practices prescribed or permitted by insurance regulators (statutory basis of accounting) are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our previous report.

As described in Note 1, these consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from generally accepted accounting principles. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 1997 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary at December 31, 1997 and 1996 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, on the basis of accounting described in Note 1.

                     /s/ PRICE WATERHOUSE LLP

January 26, 1998

                                 TABLE OF CONTENTS

                                                                           PAGE
GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-2

DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . B-2

DETERMINATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . B-2
     Amount of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . B-2
     Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . . B-3
     Illustrations of Variable Annuity Payments. . . . . . . . . . . . . . B-3

VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . B-4

TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . B-4

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4

FINANCIAL STATEMENTS OF THE ACCOUNT. . . . . . . . . . . . . . . . . . . . B-5
(for the two years ended December 31, 1997)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . .B-11
(for the two years ended December 31, 1997)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE . . . . . . . . . . . . .B-12
(for the three years ended December 31, 1997)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . .B-25
(for the three years ended December 31, 1997)

                                        PART C

                                  OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements
          The financial statements of NML Variable Annuity Account C and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

          NML VARIABLE ANNUITY ACCOUNT C (for the two years ended
          December 31, 1997)
               Statement of Assets and Liabilities
               Statement of Operations and Changes in Equity
               Notes to Financial Statements
               Report of Independent Accountants

          THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (for the three years ended December 31, 1997)
               Consolidated Statement of Financial Position
               Consolidated Summary of Operations
               Consolidated Statement of Changes in General Contingency Reserve Consolidated Statement of Cash Flows
               Notes to Consolidated Statutory Financial Statements
               Report of Independent Accountants

     (b)  Exhibits

          Exhibit B(11)  Consent of Price Waterhouse LLP.

          The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and is incorporated herein by reference.

          Exhibit A(6)(c)          Amendments to By-laws of The Northwestern
                                   Mutual Life Insurance Company dated July 23,
                                   1997.

          The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated February 27, 1998, and is incorporated herein by reference.

          Exhibit A(6)(c)(1)       Amendments to By-laws of The Northwestern
                                   Mutual Life Insurance Company dated
                                   January 28, 1998.


Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of
February 1, 1998, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

NAME                               BUSINESS ADDRESS
----                               ----------------

R. Quintus Anderson                Aarque Capital Corporation
                                   111 West Second Street
                                   Jamestown, NY 14701

Edward E. Barr                     Sun Chemical Corporation
                                   222 Bridge Plaza South
                                   Fort Lee, NJ  07024

Gordon T. Beaham III               Faultless Starch/Bon Ami Co.
                                   1025 West Eighth Street
                                   Kansas City, MO 64101

Robert C. Buchanan                 Fox Valley Corporation
                                   P.O. Box 727
                                   Appleton, WI  54912

Robert E. Carlson                  The Northwestern Mutual Life
                                    Insurance Company
                                   720 East Wisconsin Avenue
                                   Milwaukee, WI 53202

George A. Dickerman                Spalding Sports Worldwide
                                   425 Meadow Street
                                   P.O. Box 901
                                   Chicopee, MA  01021-0901

Pierre S. du Pont                  Richards, Layton and Finger
                                   1 Rodney Square
                                   Wilmington, DE 19801

James D. Ericson                   The Northwestern Mutual Life
                                    Insurance Company
                                   720 East Wisconsin Avenue
                                   Milwaukee, WI 53202

J. E. Gallegos                     Gallegos Law Firm
                                   460 St. Michaels Drive
                                   Building 300
                                   Santa Fe, NM 87501

Stephen N. Graff                   805 Lone Tree Road
                                   Elm Grove, WI 53122-2014

Patricia Albjerg Graham            420 Gutman
                                   Graduate School of Education
                                   Harvard University
                                   Cambridge, MA  02138

Stephen F. Keller                  101 South Las Palmas Avenue
                                   Los Angeles, CA 90004

Barbara A. King                    Landscape Structures, Inc.
                                   Route 3, 601 - 7th Street South
                                   Delano, MN 55328

J. Thomas Lewis                    Suite 228
                                   228 St. Charles Avenue
                                   New Orleans, LA 70130

Daniel F. McKeithan Jr.            Tamarack Petroleum Company, Inc.
                                   Suite 1920
                                   777 East Wisconsin Avenue
                                   Milwaukee, WI 53202

Guy A. Osborn                      Universal Foods Corp.
                                   433 East Michigan Street
                                   Milwaukee, WI 53202

Timothy D. Proctor                 Glaxo Wellcome Inc.
                                   P.O. Box 13398
                                   5 Moore Drive
                                   Research Triangle Park, NC  27709

Donald J. Schuenke                 The Northwestern Mutual
                                    Life Insurance Company
                                   720 East Wisconsin Avenue
                                   Milwaukee, WI 53202

H. Mason Sizemore, Jr.             The Seattle Times
                                   P.O. Box 70
                                   Seattle, WA  98111

Harold B. Smith, Jr.               Illinois Tool Works, Inc.
                                   3600 West Lake Avenue
                                   Glenview, IL 60625-5811

Sherwood H. Smith, Jr.             Carolina Power & Light Company
                                   P.O. Box 1551
                                   Raleigh, NC  27602

John E. Steuri                     52 River Ridge Road
                                   Little Rock, AR 72227-1518

John J. Stollenwerk                Allen-Edmonds Shoe Corporation
                                   201 East Seven Hills Road
                                   P.O. Box 998
                                   Port Washington, WI 53074-0998

Barry L. Williams                  Williams Pacific Ventures, Inc.
                                   100 First Street
                                   Suite 2350
                                   San Francisco, CA 94105

Kathryn D. Wriston                 c/o Shearman & Sterling
                                   599 Lexington Avenue
                                   Room 1126
                                   New York, NY 10022

EXECUTIVE OFFICERS

NAME                               TITLE
----                               -----

Deborah A. Beck          Senior Vice President
William H. Beckley       Senior Vice President
Robert J. Berdan         Vice President
John M. Bremer           Executive Vice President, General Counsel and Secretary
Peter W. Bruce           Executive Vice President
Robert E. Carlson        Executive Vice President and Trustee
Steven T. Catlett        Vice President
Mark G. Doll             Senior Vice President
Thomas E. Dyer           Vice President
James D. Ericson         President and Chief Executive Officer, Trustee
Richard L. Hall          Senior Vice President
William C. Koenig, FSA   Senior Vice President and Chief Actuary
Gary E. Long             Vice President and Controller
Susan A. Lueger          Vice President
Meridee J. Maynard       Vice President
Donald L. Mellish        Senior Vice President
Bruce L. Miller          Senior Vice President
Gregory C. Oberland      Vice President
Barbara F. Piehler       Vice President
James F. Reiskytl        Vice President
Mason G. Ross            Senior Vice President
John E. Schlifske        Vice President
Leonard F. Stecklein     Senior Vice President - Policyowner Services
Frederic H. Sweet        Senior Vice President
Dennis Tamcsin           Senior Vice President
Martha M. Valerio        Vice President
W. Ward White            Vice President
Walt J. Wojcik           Senior Vice President
Edward J. Zore           Executive Vice President

OTHER OFFICERS

NAME                               TITLE
----                               -----

John M. Abbott                Associate Director - Benefits Research
Maria J. Avila                Assistant Controller
Michael J. Backus             Associate Director of Information Systems
John E. Bailey                Senior Actuary
Nicholas H. Bandow            Assistant Director-Information Systems
Lynn F. Bardele               Assistant Director - Field Training & Development
Margaret A. Barkley           Assistant Director
Walter L. Barlow              Assistant Director of Education
Sandra L. Barton              Assistant Director - Marketing
Bradford P. Bauer             Assistant Director - Advanced Marketing
Beth M. Berger                Assistant General Counsel & Assistant Secretary
Frederick W. Bessette         Assistant General Counsel & Asst. Secretary
Carrie L. Bleck               Assistant Director
D. Rodney Bluhm               Assistant General Counsel
Timothy J. Bohannon           Vice President
Willette Bowie                Employee Relations Director
Mark C. Boyle                 Assistant General Counsel & Asst. Secretary
Martin R. Braasch             Director - Underwriting Standards & Services
Patricia R. Braeger           Associate Director - Information Systems
James A. Brewer               Investment Research Officer
William J. Buholzer           Employee Relations Director
Michael S. Bula               Assistant General Counsel
Jerry C. Burg                 Associate Director - Field Benefits
Gregory B. Bynan              Director - Corporate Services
Kim M. Cafaro                 Assistant General Counsel & Asst. Secretary
Shanklin B. Cannon, M.D.      Medical Director - Life Products/Research
Terese J. Capizzi             Actuarial Products Officer
Kurt P. Carbon                Assistant Regional Director
Michael G. Carter             Assistant General Counsel & Asst. Secretary
William W. Carter             Associate Actuary
John E. Caspari               Assistant Director - Advertising & Corporate
                               Information
Walter J. Chossek             Associate Controller
Thomas R. Christenson         Director - Employer Product Services
Eric P. Christophersen        Associate Director
Alan E. Close                 Associate Controller
Carolyn M. Colbert            Assistant Director - New Business
Margaret Winter Combe         Director - Corporate Development
Virginia A. Corwin            Assistant Director - New Business
Barbara E. Courtney           Associate Director - Mutual Funds
Larry A. Curran               Actuarial Administrative Officer
Dennis J. Darland             Assistant Director - Disability Income
Thomas H. Davis               Associate Director - Information Systems
Nicholas De Fino              Assistant Director
David J. Derfus               Assistant Controller

Carol A. Detlaf               Director - Annuity Administration
Colleen Devlin                Assistant Director - Communications
Joseph Dobering, III          Director - Underwriting Standards & Services
Jennifer L. Docea             Assistant Actuary
Lisa C. Dodd                  Associate Actuary
Richard P. Dodd               Assistant Director - Agency
Daniel C. Dougherty           Director - Personal Markets
Margaret T. Dougherty         Assistant Director - Information Systems
John R. Dowell                Director - Workforce Diversity
William O. Drehfal            Assistant Director - Media Services
Jeffrey S. Dunn               Vice President
John E. Dunn                  Assistant General Counsel & Secretary
Somayajulu Durvasula          Associate Director - Field Financial
James R. Eben                 Assistant General Counsel and Assistant Secretary
Thomas F. Fadden              Assistant Director - Information Systems
Christina H. Fiasca           Director - Policyowner Services
Zenia J. Fieldbinder          Assistant Director - Annuity Accumulation
Richard F. Fisher             Senior Actuary
Dennis J. Fitzpatrick         Director - Advanced Marketing
Jon T. Flaschner              Director - Policyowner Services
Carol J. Flemma               Assistant Director - Marketing
Donald Forecki                Investment Officer
Phillip B. Franczyk           Vice President
Stephen H. Frankel            Vice President
Anne A. Frigo                 Assistant Director - New Business
Richard R. Garthwait          Vice President - Field Financial
David L. Georgenson           Director - Agent Development
Paulette A. Getschman         Assistant Director - Policyowner Services
James W. Gillespie            Vice President
Walter M. Givler              Director - Corporate Services
Robert P. Glazier             Director - New Business
Robert K. Gleeson, M.D.       Vice President - Medical Director
Mark J. Gmach                 Assistant Regional Director - Agency
David Lee Gosse               Assistant Director - Disability Benefits
William F. Grady              Director of Field Finances
John M. Grogan                Director - Disability Income
Thomas C. Guay                Associate Director - Field Financial
Thomas P. Hamilton            Associate Director - Information Systems
Lori A. Hanes                 Director - Human Resources
William M. Harris             Assistant Regional Director - South
Dennis R. Hart                Assistant Director - Agent Development
James C. Hartwig              Vice President - Advanced Marketing
Paul F. Heaton                Assistant General Counsel and Assistant Secretary
William L. Hegge              Associate Director of Telecommunications
Wayne F. Heidenreich          Associate Medical Director
Jacquelyn F. Heise            Associate Director - Information Systems
Robert L. Hellrood            Director - New Business
Herbert F. Hellwig            Assistant Director - Personal Markets
Jane A. Herman                Director - Term Upgrade

Gary M. Hewitt                Vice President & Treasurer
Donna R. Higgins              Associate Director - Information Systems
David L. Hilbert              Investment Officer
Susan G. Hill                 Assistant Director
John D. Hillmer               Assistant Director - Information Systems
Hugh L. Hoffman               Assistant Director - Information Systems
Richard S. Hoffmann           Director - Audit
Bruce Holmes                  Associate Actuary
Scott C. Iodice               Assistant Director - Agency
Joseph P. Jansky              Assistant Director - Corporate Planning
Meg E. Jansky                 Assistant Director
Michael D. Jaquint            Assistant Actuary
Dolores A. Juergens           Associate Director of Restaurant Operations
Marilyn J. Katz               Assistant Director - Medical Consultants
John C. Kelly                 Associate Controller
Michael P. Kelly              Assistant Director - Agency
Kevin C. Kennedy              Assistant Director - Architecture
James B. Kern                 Regional Director - Central Region
Carson D. Keyes               Vice President
Donald C. Kiefer              Vice President
Brian J. Klink                Director - Research
Allen B. Kluz                 Director - Field Financial
Beatrice C. Kmiec             Assistant Regional Director - East
William S. Koch               Assistant Regional Director - Agency
John L. Kordsmeier            Director - Human Resources
Robert J. Kowalsky            Assistant Director - Information Systems
Carol L. Kracht               Assistant General Counsel & Asst. Secretary
Jeffrey J. Krygiel            Assistant Actuary
Todd L. Laszewski             Associate Actuary
Patrick J. Lavin              Director - Disability Benefits
James L. Lavold               Associate Director - Meetings
Russell M. Lemken             Associate Director - Consumer Research
Elizabeth J. Lentini          Assistant General Counsel & Secretary
Sally Jo Lewis                Assistant General Counsel & Asst. Secretary
Mark P. Lichtenberger         Associate Director - LINK Technical Planning
Steven M. Lindstedt           Assistant Director - Information Systems
Melissa C. Lloyd              Assistant Director - Advanced Marketing
James Lodermeier              Assistant Director - Tax Planning
George R. Loxton              Assistant General Counsel & Assistant Secretary
Mary M. Lucci                 Director - New Business
Christine M. Lucia            Human Resources Officer
Mark J. Lucius                Corporate Information Officer
Merrill C. Lundberg           Assistant General Counsel & Asst. Secretary
Jon K. Magalska               Associate Actuary
Jean M. Maier                 Director - Life Benefits
Joseph Maniscalco             Associate Director - Information Systems
Jeffrey S. Marks              Multi Life, Research & Reinsurance Officer
Steve Martinie                Assistant General Counsel & Asst. Secretary
Ted A. Matchulat              Actuarial Products Officer

Margaret McCabe               Associate Director - Policy Benefits Systems
Richard A. McComb             Director - Human Resources
William L. McCown             Vice President & Investment Counsel
Paul E. McElwee               Assistant General Counsel & Asst. Secretary
James L. McFarland            Assistant General Counsel & Secretary
Mary C. McIntosh              Associate Director - Field Financial
Daniel E. McGinley            Assistant Director - Management Development
Mark J. McLennon              Assistant Director - Advanced Marketing
Robert J. Meiers              Ad Valorem Tax Manager
Larry S. Meihsner             Assistant General Counsel & Assistant Secretary
Robert G. Meilander           Vice President
Charles L. Messler            Director - Natural Gas Sales
Richard E. Meyers             Assistant General Counsel
Jay W. Miller                 Vice President & Tax Counsel
Sara K. Miller                Vice President
Jill Mocarski                 Assistant Medical Director
Tom M. Mohr                   Director of Policyowner Services - South
Richard C. Moore              Associate Actuary
Scott J. Morris               Assistant General Counsel and Assistant Secretary
Sharon A. Morton              Investment Officer
Adrian J. Mullin              Assistant Director - Personal Markets
Randolph J. Musil             Assistant Director - Advanced Marketing
David K. Nelson               Assistant General Counsel
Ronald C. Nelson              Director
Timothy Nelson                Assistant Director - Marketing
James J. Nemec                Vice President
Karen M. Niessing             Director - Policyowner Services
Daniel J. O'Meara             Director - Field Financial
John K. O'Meara               Assistant Director - Advanced Marketing
Mary Joy O'Meara              Assistant Director - Advanced Marketing
Kathleen A. Oman              Associate Director - Information Systems
Thomas A. Pajewski            Investment Research Officer
Arthur V. Panighetti          Director - Tax Planning
Christen L. Partleton         Associate Director - Policyowner Services
David W. Perez                Assistant General Counsel
Judith L. Perkins             Assistant General Counsel & Asst. Secretary
Wilson D. Perry               Assistant General Counsel & Asst. Secretary
Gary N. Peterson              Actuary
John C. Peterson              Director of Policyowner Services - West
Harvey W. Pogoriler           Assistant General Counsel
Randolph R. Powell, M.D.      Medical Director
Mark A. Prange                Associate Director - Information Systems
Brian R. Pray                 Assistant Regional Director - New Business
David R. Remstad              Senior Actuary
David R. Retherford           Assistant Director of New Business - Central
Stephen M. Rhode              Assistant Director - Qualified Benefits
Richard R. Richter            Vice President
Daniel A. Riedl               Assistant General Counsel
Marcia Rimai                  Vice President - Litigation Counsel

Michael J. Riordan            Assistant General Counsel
Kathleen M. Rivera            Vice President - Insurance Counsel
Faith B. Rodenkirk            Assistant Director - Group Marketing
James S. Rolfsmeyer           Assistant Director - Information Systems
Larry R. Roscoe               Assistant Director - Compliance
Lora A. Rosenbaum             Director - New Business
Robert K. Roska               Associate Director - Information Systems
Sue M. Roska                  Director - Systems and Services
Harry L. Ruppenthal           Director of Policyowner Services - East
Stephen G. Ruys               Assistant Director - Information Systems
Santo Saliture                Associate Director of Advertising & Corporate
                               Information
Rose Kordich Sasich           Assistant Director of Systems
Mary Ann Schachtner           Assistant Director - Field Training & Development
Linda Ann Schaefer            Assistant Director - Marketing
Thomas F. Scheer              Assistant General Counsel & Asst. Secretary
Carlen A. Schenk              Assistant Director
Jane A. Schiltz               Vice President - Disability Income
Kathleen H. Schluter          Assistant General Counsel & Secretary
Calvin R. Schmidt             Associate Director - Information Systems
John O. Schnorr               Assistant Director
Margaret R. Schoewe           Vice President - Information Systems
Todd M. Schoon                Assistant Regional Director - Agency
John F. Schroeder             Associate Director of Field Office Real Estate
Melva T. Seabron              Director - Corporate Services
Norman W. Seguin, II          Investment Officer - Ad Valorem Taxes
Catherine L. Shaw             Assistant General Counsel & Asst. Secretary
John E. Sheaffer, Jr.         Assistant Director - Agent Development
Janet Z. Silverman            Human Resources Officer
Stephen M. Silverman          Assistant General Counsel
David W. Simbro               Senior Actuary
Paul W. Skalecki              Associate Actuary
Cynthia S. Slavik             Assistant Director - Environmental Engineer
Ignatius L. Smetek            Director - Common Stocks
Landon T. Smith               Assistant Director - Replacements
Mark W. Smith                 Assistant General Counsel & Asst. Secretary
Warren L. Smith, Jr.          Investment Officer - Architecture
Steven W. Speer               Director - Public Markets
Robert J. Spellman, M.D.      Vice President & Chief Medical Director
Steve P. Sperka               Assistant Actuary
Mark A. Stalsberg             Assistant Director - Agency
Barbara J. Stansberry         Director - New Business
Bonnie L. Steindorf           Director - Department Operations
Karen J. Stevens              Assistant General Counsel & Asst. Secretary
Steven J. Stribling           Associate Actuary
Stephen J. Strommen           Associate Actuary
Theodore H. Strupp            Assistant Director
Daniel J. Suprenant           Director - Group Disability Marketing
Rachel L. Taknint             Assistant General Counsel & Asst. Secretary

Thomas Talajkowski            Assistant Director - Tax Compliance
William H. Taylor             Assistant Director - Advanced Marketing
Paul B. Tews                  Associate Director - Investment Planning
J. Edward Tippetts            Vice President
Susan M. Tompkins             Director - Agency
Chris J. Torkelson            Assistant Director
Jeannine M. Torkelson         Assistant Director - Marketing
Thomas W. Towers              Associate Director - Public Relations
Linda K. Tredupp              Assistant Director - Information Systems
Chris G. Trost                Associate Actuary
Mark J. Van Cleave            Assistant Director of Marketing Research
Michael T. Van Grinsven       Assistant Director - Management Development
Mary Beth Van Groll           Vice President - Information Systems
Gloria J. Venski              Assistant Director - Disability Benefits
Scott E. Wallace              Assistant Director - Projects
Hal W. Walter                 Vice President
Robert J. Waltos              Regional Director - Agency
P. Andrew Ware                Vice President
Mary L. Wehrle-Schnell        Associate Director - Information Systems
Daniel T. Weidner             Assistant Director - Information Systems
Ronald J. Weir                Associate Director - Information Systems
Karen J. Weiss                Senior Actuary
Kenneth R. Wentland           Assistant Director of Policyowner Services - East
Sandra D. Wesley              Assistant Director of Special Projects
Anna C. Westfall              Financial Officer
Charles D. Whittier           Assistant Director - Disability Income Marketing
Catherine A. Wilbert          Assistant General Counsel & Secretary
David L. Wild                 Director - Corporate Services
Jeffrey B. Williams           Risk Manager
John K. Wilson                Assistant Director - Personal Markets
Penelope A. Woodcock          Associate Director - Benefit Systems
Richard W. Woody              Assistant Director - Agency
Stanford A. Wynn              Assistant Director - Advanced Marketing
Catherine M. Young            Assistant General Counsel & Secretary
Michael L. Youngman           Vice President - Legislative Representative
James A. Youngquist           Associate Actuary
Richard S. Zakrzewski         Associate Research Officer
John Zao                      Assistant Director - Information Systems
Diana M. Zawada               Assistant Director
Rick T. Zehner                Director - Corporate Planning
Patricia A. Zimmermann        Investment Officer - Real Estate Systems
Ray Zimmermann                Director - LINK Information Network
Philip R. Zwieg               Director - Technical Support
Robert E. Zysk                Director - Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of December 31, 1997, are set forth on pages C-12 and C-13. In addition to the subsidiaries set forth on pages C-12 and C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

     1.   NML Variable Annuity Account A
     2.   NML Variable Annuity Account B
     3.   NML Variable Annuity Account C
     4.   Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. (the "Fund") shown on page C-13 as a subsidiary of Northwestern Mutual Life, is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                            NML CORPORATE STRUCTURE CHART*

The Northwestern Mutual Life Insurance Company
General Account
NML Variable Annuity Account A
NML Variable Annuity Account B
NML Variable Annuity Account C
NML Group Annuity Separate Account
NML Variable Life Account
Eiger Corporation - 100%
Northwestern Mutual Life Foundation, Inc. - 100%
NML Corporation - 100%
Northwestern Long Term Care Insurance Company - 100%
Saskatoon Centre, Limited (inactive) - 100%
Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
Mason Street Funds, Inc. (and its 9 funds) - 92.56%
MGIC Investment Corporation - 18.3%.  MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation, MGIC Mortgage Insurance Corporation, and various subsidiaries.
Baird Financial Corporation - 92%.  Baird Financial Corporation holds 100% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
Northwestern Mutual Investment Services, Inc. - 100%
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
NW Pipeline, Inc. - 100%
NML - Bellevue Corporation - 100%
Solar Resources, Inc. - 100%
NH Corporation (inactive) - 100%
Rocket Sports, Inc. (inactive) - 100%
Summit Sports, Inc. - 100%
Greenway Sports, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
RE Corporation - 100%
Carlisle Ventures, Inc. - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100%
Park Forest Northeast, Inc. - 100%
NW Greenway #1 (inactive) - 100%
NW Greenway #9 - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%
Logan, Inc. - 100%                                                    12-31-97

*Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power controlled by NML.

                         NML CORPORATE STRUCTURE, CONTINUED*

Baraboo, Inc. - 100%
Mitchell, Inc. - 100%
Elizabeth International Sales, Inc. - 100%
Sean International Sales, Inc. - 100%
Alexandra International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
Cass Corporation - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life International, Inc. - 100%
White Oaks, Inc. - 100%
Burgundy, Inc. - 100%
Hazel, Inc. - 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Russet, Inc. - 100%
Amber, Inc. - 100%
Bradington-Young, Inc. - 50%
Northwestern Mutual Las Vegas, Inc. - 100%
Larkin, Inc. - 100%
Northwestern Mutual Las Vegas, Inc. - 100%
Olive, Inc. - 100%
Lydell, Inc. - 100%
Bayridge, Inc. - 100%
Bradford, Inc. - 100%
Klode, Inc. - 100%
Chateau, Inc. - 100%
Diversey, Inc. - 100%
Lake Bluff, Inc. - 100%
Nicolet, Inc. - 100%
Tupelo, Inc. - 100%
Real Estate Holdings, Inc. - 100%
Northwestern Investment Management Company - 100%







                                                                      12-31-97



* Except for MGIC Investment Corporation and its subsidiaries, includes all NML mutual funds and other corporations of which 50% or more voting power controlled by NML.

Item 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 1998, the number of contract owners of NML Variable Annuity Account C was 980. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. INDEMNIFICATION

         That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and previously filed herein as an exhibit to the Registration Statement.

Item 29. PRINCIPAL UNDERWRITERS

         (a) Northwestern Mutual Investment Services, Inc. ("NMIS"), the broker-dealer subsidiary of Northwestern Mutual Life, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual Life registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b)   The directors and officers of NMIS are as follows:

NAME                                  POSITION
----                                  --------

Maria J. Avila                     Assistant Treasurer
Deborah A. Beck                    Vice President, Variable Life Administration
William H. Beckley                 Executive Vice President, Sales
Peter W. Bruce                     Director
Robert E. Carlson                  Director
Thomas A. Carroll                  Vice President - Common Stocks
Walter J. Chossek                  Treasurer
Barbara E. Courtney                Assistant Treasurer
Jefferson V. De Angelis            Vice President - Fixed Income Securities
Mark G. Doll                       Executive Vice President, Investment Advisory
                                     Services
James R. Eben                      Assistant Secretary
James W. Gillespie                 Vice President, Variable Life Marketing
Richard L. Hall                    President and CEO
Beatrice C. Kmiec                  Assistant Vice President, Variable Life
                                     Administration
Merrill C. Lundberg                Secretary
Meridee J. Maynard                 Vice President, Variable Annuity
                                     Administration and Marketing
Donald Parker                      Assistant Director, Equity Compliance, NMIS
                                     Office of Supervisory Jurisdiction
Larry R. Roscoe                    Vice President and Chief Compliance Officer
Ignatius L. Smetek                 Vice President - Common Stocks
Leonard F. Stecklein               Vice President, Sales Support
Steven P. Swanson                  Vice President

Carla A. Thoke                     Director, Equity Compliance, NMIS Office of
                                     Supervisory Jurisdiction
Julie Van Cleave                   Vice President - Common Stocks
Patricia L. Van Kampen             Vice President - Common Stocks
William R. Walker                  Vice President
Edward J. Zore                     Director
Robert J. Ziegler                  Assistant Treasurer

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 1997 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $148,050 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

        All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. MANAGEMENT SERVICES

        There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. UNDERTAKINGS

        (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

        (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      SIGNATURES

         As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, certifies that it meets all the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 1998.

                                             NML VARIABLE ANNUITY ACCOUNT C
                                             (Registrant)

                                             By THE NORTHWESTERN MUTUAL LIFE
                                                INSURANCE COMPANY
                                                (Depositor)


Attest: JOHN M. BREMER                       By: JAMES D. ERICSON
       ---------------------------------        --------------------------------
        John M. Bremer, Executive Vice           James D. Ericson, President
        President, General Counsel               and Chief Executive Officer
        and Secretary

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 28th day of April, 1998.

                                             THE NORTHWESTERN MUTUAL LIFE
                                             INSURANCE COMPANY
                                             (Depositor)


Attest: JOHN M. BREMER                       By: JAMES D. ERICSON
       ---------------------------------        --------------------------------
        John M. Bremer, Executive Vice           James D. Ericson, Chairman
        President, General Counsel               and Chief Executive Officer
        and Secretary

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

SIGNATURE                          TITLE
---------                          -----

                                   Trustee, President and
JAMES D. ERICSON                   Principal Executive and
------------------------------     Financial Officer
James D. Ericson                                                 Dated
                                                                 April 28, 1998


GARY E. LONG                       Vice President, Controller
------------------------------     and Principal Accounting
Gary E. Long                       Officer


HAROLD B. SMITH*                   Trustee
------------------------------
Harold B. Smith

J. THOMAS LEWIS*                   Trustee
------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*           Trustee
------------------------------
Patricia Albjerg Graham*


DONALD J. SCHUENKE*                Trustee
------------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*               Trustee
------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                 Trustee
------------------------------
Stephen F. Keller


PIERRE S. DU PONT*                 Trustee
------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                    Trustee                       Dated
------------------------------                                   April 28, 1998
J. E. Gallegos


KATHRYN D. WRISTON*                Trustee
------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                 Trustee
------------------------------
Barry L. Williams


GORDON T. BEAHAM III*              Trustee
------------------------------
Gordon T. Beaham III


DANIEL F. MCKEITHAN, JR.*          Trustee
------------------------------
Daniel F. McKeithan, Jr.


ROBERT E. CARLSON*                 Trustee
------------------------------
Robert E. Carlson


EDWARD E. BARR*                    Trustee
------------------------------
Edward E. Barr

ROBERT C. BUCHANAN*                Trustee
------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*            Trustee
------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*            Trustee
------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*               Trustee
------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*               Trustee                       Dated
------------------------------                                   April 28, 1998
George A. Dickerman


GUY A. OSBORN*                     Trustee
------------------------------
Guy A. Osborn


JOHN E. STEURI*                    Trustee
------------------------------
John E. Steuri


STEPHEN N. GRAFF*                  Trustee
------------------------------
Stephen N. Graff


BARBARA A. KING*                   Trustee
------------------------------
Barbara A. King


TIMOTHY D. PROCTOR*                Trustee
------------------------------
Timothy D. Proctor



*By:  JAMES D. ERICSON
    --------------------------
     James D. Ericson, Attorney in Fact,
     pursuant to the Power of Attorney
     attached hereto

                                  POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1997 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 23rd day of July, 1997.



                                    R. QUINTUS ANDERSON                 Trustee
                                    ------------------------------------
                                    R. Quintus Anderson



                                    EDWARD E. BARR                      Trustee
                                    ------------------------------------
                                    Edward E. Barr


                                    GORDON T. BEAHAM III                Trustee
                                    ------------------------------------
                                    Gordon T. Beaham III


                                    ROBERT C. BUCHANAN                  Trustee
                                    ------------------------------------
                                    Robert C. Buchanan


                                    ROBERT E. CARLSON                   Trustee
                                    ------------------------------------
                                    Robert E. Carlson


                                    GEORGE A. DICKERMAN                 Trustee
                                    ------------------------------------
                                    George A. Dickerman

                                    PIERRE S. du PONT                   Trustee
                                    ------------------------------------
                                    Pierre S. du Pont


                                    JAMES D. ERICSON                    Trustee
                                    ------------------------------------
                                    James D. Ericson


                                    J. E. GALLEGOS                      Trustee
                                    ------------------------------------
                                    J. E. Gallegos


                                    STEPHEN N. GRAFF                    Trustee
                                    ------------------------------------
                                    Stephen N. Graff


                                    PATRICIA ALBJERG GRAHAM             Trustee
                                    ------------------------------------
                                    Patricia Albjerg Graham


                                    STEPHEN F. KELLER                   Trustee
                                    ------------------------------------
                                    Stephen F. Keller


                                    BARBARA A. KING                     Trustee
                                    ------------------------------------
                                    Barbara A. King


                                    J. THOMAS LEWIS                     Trustee
                                    ------------------------------------
                                    J. Thomas Lewis


                                    DANIEL F. MCKEITHAN, JR.            Trustee
                                    ------------------------------------
                                    Daniel F. McKeithan, Jr.


                                    GUY A. OSBORN                       Trustee
                                    ------------------------------------
                                    Guy A. Osborn

                                    TIMOTHY D. PROCTOR                  Trustee
                                    ------------------------------------
                                    Timothy D. Proctor


                                    DONALD J. SCHUENKE                  Trustee
                                    ------------------------------------
                                    Donald J. Schuenke


                                    H. MASON SIZEMORE, JR.              Trustee
                                    ------------------------------------
                                    H. Mason Sizemore, Jr.


                                    HAROLD B. SMITH                     Trustee
                                    ------------------------------------
                                    Harold B. Smith


                                    SHERWOOD H. SMITH, JR.              Trustee
                                    ------------------------------------
                                    Sherwood H. Smith, Jr.


                                    JOHN E. STEURI                      Trustee
                                    ------------------------------------
                                    John E. Steuri


                                    JOHN J. STOLLENWERK                 Trustee
                                    ------------------------------------
                                    John J. Stollenwerk


                                    BARRY L. WILLIAMS                   Trustee
                                    ------------------------------------
                                    Barry L. Williams


                                    KATHRYN D. WRISTON                  Trustee
                                    ------------------------------------
                                    Kathryn D. Wriston

                                    EXHIBIT INDEX
                             EXHIBITS FILED WITH FORM N-4
                          POST-EFFECTIVE AMENDMENT NO. 18 TO
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                         FOR
                            NML VARIABLE ANNUITY ACCOUNT C


EXHIBIT NUMBER                       EXHIBIT NAME


Exhibit B(11)                        Consent of Price Waterhouse LLP.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and is incorporated herein by reference.

Exhibit A(6)(c)                      Amendments to By-laws of The Northwestern
                                     Mutual Life Insurance Company dated July
                                     23, 1997.

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated February 27, 1998, and is incorporated herein by reference.

Exhibit A(6)(c)(1)                   Amendment to By-laws of The Northwestern
                                     Mutual Life Insurance Company dated
                                     January 28, 1998.